Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
September 30, 2024
VIIP-NPRT3-1124
1.9887326.106
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	87,933	235,875
Interactive Media & Services - 0.1%
CAR Group Ltd	8,255	213,788
REA Group Ltd	1,121	155,776
SEEK Ltd	7,945	136,495
		506,059
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	24,679	1,201,664
Diversified Consumer Services - 0.0%
IDP Education Ltd	6,141	67,505
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	13,807	559,365
Lottery Corp/The	48,999	173,442
		732,807
Specialty Retail - 0.0%
JB Hi-Fi Ltd	2,363	130,595
TOTAL CONSUMER DISCRETIONARY		2,132,571

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	17,995	149,290
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	29,399	367,069
Endeavour Group Ltd/Australia	31,693	109,993
Metcash Ltd	24,271	60,072
Woolworths Group Ltd	26,775	616,413
		1,153,547
TOTAL CONSUMER STAPLES		1,302,837

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	5,187	109,482
Santos Ltd	68,645	333,153
Whitehaven Coal Ltd	18,335	91,520
Woodside Energy Group Ltd	41,552	716,242
		1,250,397
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	65,382	1,377,752
Bank of Queensland Ltd	14,175	60,563
Bendigo & Adelaide Bank Ltd	12,207	98,318
Commonwealth Bank of Australia	36,125	3,381,368
National Australia Bank Ltd	67,696	1,748,041
Westpac Banking Corp	75,807	1,662,419
		8,328,461
Capital Markets - 0.2%
ASX Ltd	4,218	186,427
Macquarie Group Ltd	7,786	1,250,814
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	25
		1,437,266
Financial Services - 0.0%
AMP Ltd	59,085	54,328
Challenger Ltd	9,696	43,572
Washington H Soul Pattinson & Co Ltd	5,386	129,396
		227,296
Insurance - 0.2%
Insurance Australia Group Ltd	51,911	264,141
Medibank Pvt Ltd	59,633	150,480
QBE Insurance Group Ltd	32,823	375,329
Steadfast Group Ltd	23,908	93,717
Suncorp Group Ltd	27,770	347,306
		1,230,973
TOTAL FINANCIALS		11,223,996

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	3,250	71,473
Cochlear Ltd	1,424	277,713
		349,186
Health Care Providers & Services - 0.1%
EBOS Group Ltd	3,547	81,438
Ramsay Health Care Ltd	4,100	117,973
Sonic Healthcare Ltd	10,483	197,348
		396,759
Health Care Technology - 0.0%
Pro Medicus Ltd	1,207	148,742
TOTAL HEALTH CARE		894,687

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	30,431	400,363
Cleanaway Waste Management Ltd	48,679	98,943
		499,306
Construction & Engineering - 0.0%
Worley Ltd	10,176	104,332
Ground Transportation - 0.0%
Aurizon Holdings Ltd	40,210	98,131
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	17,539	89,971
Professional Services - 0.0%
ALS Ltd	10,478	104,458
Computershare Ltd	12,241	213,855
		318,313
Trading Companies & Distributors - 0.0%
Reece Ltd	4,664	91,897
Seven Group Holdings Ltd	4,157	123,235
		215,132
Transportation Infrastructure - 0.2%
Atlas Arteria Ltd unit	24,939	84,311
Qube Holdings Ltd	38,461	105,031
Transurban Group unit	67,990	617,174
		806,516
TOTAL INDUSTRIALS		2,131,701

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	13,141	158,988
Software - 0.1%
Technology One Ltd	6,651	109,712
WiseTech Global Ltd	4,062	385,266
		494,978
TOTAL INFORMATION TECHNOLOGY		653,966

Materials - 1.5%
Chemicals - 0.0%
Incitec Pivot Ltd	42,649	91,699
Orica Ltd	10,391	133,260
		224,959
Containers & Packaging - 0.0%
Orora Ltd	28,767	54,294
Metals & Mining - 1.5%
BHP Group Ltd	108,837	3,378,972
BlueScope Steel Ltd	9,612	147,525
Evolution Mining Ltd	41,893	134,387
Fortescue Ltd	36,129	509,584
Glencore PLC	242,702	1,389,871
IGO Ltd	14,740	59,716
Iluka Resources Ltd	9,601	46,264
Lynas Rare Earths Ltd (b)(c)	20,054	111,192
Mineral Resources Ltd	3,663	131,787
Northern Star Resources Ltd	25,089	277,004
Pilbara Minerals Ltd (c)	61,199	138,353
Rio Tinto Ltd	7,964	710,978
Rio Tinto PLC	24,477	1,737,565
South32 Ltd	97,791	250,825
		9,024,023
TOTAL MATERIALS		9,303,276

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	10,367	114,460
GPT Group/The unit	41,589	143,188
Mirvac Group unit	85,741	127,446
Stockland unit	52,758	191,125
		576,219
Industrial REITs - 0.1%
Goodman Group unit	37,235	952,212
Office REITs - 0.0%
Dexus unit	23,452	122,899
Real Estate Management & Development - 0.0%
Lendlease Group unit	15,100	74,119
Retail REITs - 0.1%
Scentre Group unit	113,503	286,417
Vicinity Ltd unit	84,209	128,661
		415,078
TOTAL REAL ESTATE		2,140,527

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	38,483	266,318
Gas Utilities - 0.0%
Apa Group unit	29,429	157,883
Multi-Utilities - 0.0%
AGL Energy Ltd	13,520	110,576
TOTAL UTILITIES		534,777

TOTAL AUSTRALIA		32,310,669
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	3,090	131,944
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	1,673	129,523
Erste Group Bank AG	7,646	419,175
Raiffeisen Bank International AG	2,959	58,827
		607,525
Insurance - 0.0%
UNIQA Insurance Group AG	2,703	22,265
TOTAL FINANCIALS		629,790

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & CO AG (b)	159	24,000
Machinery - 0.0%
ANDRITZ AG	1,568	111,096
TOTAL INDUSTRIALS		135,096

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG	2,117	29,541
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	2,306	76,238
Metals & Mining - 0.0%
voestalpine AG	2,357	61,342
Paper & Forest Products - 0.0%
Mondi PLC	9,675	183,806
TOTAL MATERIALS		321,386

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (c)	939	28,075
IMMOFINANZ AG (b)(f)	1,102	0
		28,075
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	1,804	149,605
TOTAL AUSTRIA		1,425,437
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	479	101,254
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	19,747	1,308,579
Food Products - 0.0%
Lotus Bakeries NV	9	120,621
TOTAL CONSUMER STAPLES		1,429,200

Financials - 0.2%
Banks - 0.2%
KBC Group NV	7,352	584,493
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,131	165,930
Sofina SA	349	98,521
		264,451
Insurance - 0.0%
Ageas SA/NV	3,757	200,406
TOTAL FINANCIALS		1,049,350

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	2,620	472,465
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	494	104,865
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	1,580	61,897
Syensqo SA	1,633	144,713
Umicore SA	4,480	58,142
		264,752
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,029	72,048
Cofinimmo SA (b)	803	58,995
		131,043
Industrial REITs - 0.0%
Warehouses De Pauw CVA (b)	3,894	103,770
TOTAL REAL ESTATE		234,813

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	732	83,683
TOTAL BELGIUM		3,740,382
BRAZIL - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	7,600	77,874
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	17,100	58,792
TOTAL COMMUNICATION SERVICES		136,666

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA	7,181	12,786
Specialty Retail - 0.0%
Lojas Renner SA	19,797	65,630
Vibra Energia SA	23,700	101,801
		167,431
TOTAL CONSUMER DISCRETIONARY		180,217

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	95,300	228,817
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	10,700	18,168
Raia Drogasil SA	24,716	115,648
Sendas Distribuidora S/A (b)	27,200	37,297
		171,113
Food Products - 0.0%
BRF SA (b)	18,800	81,616
Personal Care Products - 0.0%
Natura & Co Holding SA	19,293	49,757
TOTAL CONSUMER STAPLES		531,303

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	4,584	14,835
Cosan SA	25,300	60,746
Petroleo Brasileiro SA	102,000	674,234
Petroleo Brasileiro SA	81,000	583,892
PRIO SA/Brazil	16,900	134,419
Ultrapar Participacoes SA	15,700	61,126
		1,529,252
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	32,694	78,559
Banco Bradesco SA	114,341	308,536
Banco do Brasil SA	62,000	309,334
Itau Unibanco Holding SA	105,000	695,991
Itausa SA	120,604	245,073
NU Holdings Ltd/Cayman Islands Class A (b)	53,489	730,126
		2,367,619
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	118,500	232,967
Banco BTG Pactual SA unit	24,900	152,068
XP Inc depository receipt	7,702	137,804
		522,839
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)	4,194	36,110
StoneCo Ltd Class A (b)	5,637	63,473
		99,583
Insurance - 0.0%
BB Seguridade Participacoes SA	14,800	96,444
Caixa Seguridade Participacoes S/A	11,300	30,181
		126,625
TOTAL FINANCIALS		3,116,666

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	103,000	75,628
Rede D'Or Sao Luiz SA (d)(e)	22,199	126,038
		201,666
Pharmaceuticals - 0.0%
Hypera SA (b)	8,800	42,371
TOTAL HEALTH CARE		244,037

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	15,100	132,964
Electrical Equipment - 0.1%
WEG SA	32,000	319,489
Ground Transportation - 0.0%
Localiza Rent a Car SA	18,352	138,119
Rumo SA	26,300	96,555
		234,674
Transportation Infrastructure - 0.0%
CCR SA	20,900	46,421
Santos Brasil Participacoes SA	12,800	34,680
		81,101
TOTAL INDUSTRIALS		768,228

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	9,600	50,329
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	3,567	112,693
Containers & Packaging - 0.0%
Klabin SA unit	19,880	76,233
Metals & Mining - 0.4%
Bradespar SA	5,214	19,353
Cia Siderurgica Nacional SA	13,400	31,706
Gerdau SA	30,370	106,479
Metalurgica Gerdau SA	15,100	30,268
Vale SA	79,201	923,337
Wheaton Precious Metals Corp	9,929	606,407
		1,717,550
Paper & Forest Products - 0.0%
Suzano SA	15,979	159,681
TOTAL MATERIALS		2,066,157

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	8,400	33,691
Multiplan Empreendimentos Imobiliarios SA	5,700	26,838
		60,529
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	22,286	160,977
Centrais Eletricas Brasileiras SA Series B	4,066	32,624
Cia Energetica de Minas Gerais	40,623	85,009
Cia Paranaense de Energia - Copel	9,200	15,520
Cia Paranaense de Energia - Copel Series B	29,200	54,619
Energisa S/A unit	6,300	51,797
Equatorial Energia SA	18,358	109,521
Equatorial Energia SA rights (b)	1,209	7,221
Transmissora Alianca de Energia Eletrica S/A unit	4,800	30,169
		547,457
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	27,600	70,777
Engie Brasil Energia SA	5,550	43,247
		114,024
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,300	121,137
Cia De Sanena Do Parana unit	5,400	29,222
		150,359
TOTAL UTILITIES		811,840

TOTAL BRAZIL		9,495,224
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	2,289	84,144
CANADA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (c)	6,613	229,911
Quebecor Inc Class B	3,309	86,392
TELUS Corp	10,671	179,027
		495,330
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	8,177	328,785
TOTAL COMMUNICATION SERVICES		824,115

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	5,871	240,839
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,147	137,467
Dollarama Inc	6,117	626,603
		764,070
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	6,986	504,095
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	3,632	170,959
TOTAL CONSUMER DISCRETIONARY		1,679,963

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	15,956	882,126
Empire Co Ltd Class A	3,177	97,087
George Weston Ltd	1,295	217,357
Loblaw Cos Ltd	3,172	422,355
Metro Inc/CN	5,002	316,182
		1,935,107
Food Products - 0.0%
Saputo Inc	5,442	117,455
TOTAL CONSUMER STAPLES		2,052,562

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	13,120	221,763
Cameco Corp	9,594	458,330
Canadian Natural Resources Ltd	47,165	1,566,180
Cenovus Energy Inc	28,878	482,990
Enbridge Inc	46,651	1,895,084
Gibson Energy Inc	3,537	58,085
Imperial Oil Ltd	3,494	245,816
Keyera Corp	4,999	155,871
MEG Energy Corp	5,942	111,639
Parkland Corp	3,058	78,821
Pembina Pipeline Corp	12,704	523,678
Suncor Energy Inc	28,277	1,043,726
TC Energy Corp	22,810	1,084,295
Tourmaline Oil Corp	7,184	333,637
Veren Inc	12,655	77,945
Whitecap Resources Inc	13,047	97,434
		8,435,294
Financials - 2.8%
Banks - 1.8%
Bank of Montreal	16,049	1,448,201
Bank of Nova Scotia/The (c)	27,148	1,479,194
Canadian Imperial Bank of Commerce (c)	20,635	1,265,762
National Bank of Canada	7,430	701,770
Royal Bank of Canada	31,057	3,876,241
Toronto-Dominion Bank/The	39,088	2,471,667
		11,242,835
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	8,209	388,098
Brookfield Corp Class A	31,678	1,682,451
Onex Corp Subordinate Voting Shares	1,447	101,353
TMX Group Ltd	6,065	190,096
		2,361,998
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	485	612,385
Great-West Lifeco Inc	5,994	204,402
iA Financial Corp Inc	2,133	176,797
Intact Financial Corp	3,944	757,334
Manulife Financial Corp	39,341	1,162,675
Power Corp of Canada Subordinate Voting Shares	11,973	377,661
Sun Life Financial Inc	12,814	743,287
		4,034,541
TOTAL FINANCIALS		17,639,374

Industrials - 0.9%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	1,887	143,585
CAE Inc (b)	7,102	133,328
		276,913
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	8,604	182,965
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	3,850	156,425
Stantec Inc	2,490	200,238
WSP Global Inc	2,757	489,817
		846,480
Ground Transportation - 0.6%
Canadian National Railway Co	12,622	1,478,019
Canadian Pacific Kansas City Ltd	20,582	1,760,302
TFI International Inc	1,729	236,827
		3,475,148
Passenger Airlines - 0.0%
Air Canada (b)	7,409	89,788
Professional Services - 0.1%
Thomson Reuters Corp	3,279	559,305
Trading Companies & Distributors - 0.0%
Finning International Inc	3,149	103,356
Toromont Industries Ltd	1,820	177,660
		281,016
TOTAL INDUSTRIALS		5,711,615

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc Subordinate Voting Shares (b)	2,568	131,280
IT Services - 0.4%
CGI Inc Class A (b)	4,498	517,564
Shopify Inc Class A (b)	26,742	2,142,405
		2,659,969
Software - 0.3%
Constellation Software Inc/Canada	434	1,411,957
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	363	0
Descartes Systems Group Inc/The (b)	1,856	190,986
Open Text Corp	6,037	200,958
		1,803,901
TOTAL INFORMATION TECHNOLOGY		4,595,150

Materials - 0.7%
Chemicals - 0.1%
Methanex Corp	1,504	62,142
Nutrien Ltd (c)	10,897	523,639
		585,781
Containers & Packaging - 0.0%
CCL Industries Inc Class B	3,213	195,876
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	10,948	881,944
Alamos Gold Inc Class A	8,609	171,550
B2Gold Corp	28,821	89,076
Barrick Gold Corp	38,626	768,265
Franco-Nevada Corp	4,229	525,260
Ivanhoe Mine Ltd Class A (b)	13,114	195,093
Kinross Gold Corp	26,816	251,217
Pan American Silver Corp	7,968	166,376
Teck Resources Ltd Class B	10,101	527,587
		3,576,368
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,257	122,470
TOTAL MATERIALS		4,480,495

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	928	140,834
FirstService Corp Subordinate Voting Shares	914	167,000
		307,834
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	6,317	248,906
Fortis Inc/Canada	10,857	493,299
Hydro One Ltd (d)(e)	6,977	241,844
		984,049
Gas Utilities - 0.0%
AltaGas Ltd	6,512	161,205
Brookfield Infrastructure Corp Class A	2,615	113,556
		274,761
Independent Power and Renewable Electricity Producers - 0.0%
Northland Power Inc	5,615	96,860
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (c)	15,170	82,892
Canadian Utilities Ltd Class A	2,681	71,185
		154,077
TOTAL UTILITIES		1,509,747

TOTAL CANADA		47,236,149
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA (b)	16,918	62,645
Specialty Retail - 0.0%
Empresas Copec SA	7,960	53,285
TOTAL CONSUMER DISCRETIONARY		115,930

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	8,701	29,316
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	28,449	57,417
TOTAL CONSUMER STAPLES		86,733

Financials - 0.0%
Banks - 0.0%
Banco de Chile	970,995	123,844
Banco de Credito e Inversiones SA	1,787	55,619
Banco Santander Chile	1,337,880	69,550
		249,013
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	306,044	18,717
Passenger Airlines - 0.0%
Latam Airlines Group SA	3,259,676	41,938
TOTAL INDUSTRIALS		60,655

Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	3,149	130,628
Metals & Mining - 0.2%
Antofagasta PLC	7,524	202,492
Lundin Mining Corp	14,425	151,135
		353,627
Paper & Forest Products - 0.0%
Empresas Cmpc SA	24,290	42,243
TOTAL MATERIALS		526,498

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	420,190	42,888
Enel Chile SA	550,737	30,314
		73,202
TOTAL CHILE		1,112,031
CHINA - 6.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	1,018,000	134,880
Entertainment - 0.2%
Bilibili Inc Z Shares (b)	5,222	120,108
iQIYI Inc Class A ADR (b)(c)	10,536	30,132
Kingsoft Corp Ltd	20,800	79,065
Netease Inc	38,805	724,867
Tencent Music Entertainment Group Class A ADR	13,797	166,254
		1,120,426
Interactive Media & Services - 1.3%
Autohome Inc Class A ADR	1,276	41,623
Baidu Inc A Shares (b)	49,590	651,991
Kanzhun Ltd ADR	7,390	128,290
Kuaishou Technology B Shares (b)(d)(e)	57,900	408,525
Tencent Holdings Ltd	133,800	7,439,935
		8,670,364
TOTAL COMMUNICATION SERVICES		9,925,670

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	12,800	86,032
Automobiles - 0.3%
Brilliance China Automotive Holdings Ltd	60,000	23,232
BYD Co Ltd H Shares	20,293	724,013
Geely Automobile Holdings Ltd	114,000	178,614
Great Wall Motor Co Ltd H Shares	51,500	96,059
Li Auto Inc A Shares (b)	24,660	317,101
NIO Inc Class A ADR (b)(c)	37,945	253,473
XPeng Inc A Shares (b)	26,094	161,017
Yadea Group Holdings Ltd (d)(e)	25,130	44,675
		1,798,184
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	325,656	4,327,573
JD.com Inc A Shares	55,354	1,110,283
MINISO Group Holding Ltd ADR (c)	2,688	47,148
PDD Holdings Inc Class A ADR (b)	15,902	2,143,749
Prosus NV Class N	32,472	1,419,100
Vipshop Holdings Ltd Class A ADR	5,960	93,751
		9,141,604
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	32,310	246,579
TAL Education Group Class A ADR (b)	10,023	118,672
		365,251
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	31,700	119,328
Haidilao International Holding Ltd (d)(e)	39,000	95,621
Meituan B Shares (b)(d)(e)	93,430	1,984,023
Tongcheng Travel Holdings Ltd (d)	24,000	61,622
Trip.com Group Ltd (b)	11,810	710,590
Yum China Holdings Inc	8,578	386,182
		3,357,366
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	50,600	198,203
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	52,400	58,980
Pop Mart International Group Ltd (d)(e)	15,200	104,118
Topsports International Holdings Ltd (d)(e)	62,000	27,515
		190,613
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	26,600	323,182
Li Ning Co Ltd	53,000	134,309
Shenzhou International Group Holdings Ltd	18,100	164,263
		621,754
TOTAL CONSUMER DISCRETIONARY		15,759,007

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	35,000	149,862
Nongfu Spring Co Ltd H Shares (d)(e)	39,000	171,575
Tsingtao Brewery Co Ltd H Shares	14,000	109,495
		430,932
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	132,000	90,843
JD Health International Inc (b)(d)(e)	22,750	102,427
		193,270
Food Products - 0.1%
China Feihe Ltd (d)(e)	75,000	56,729
China Mengniu Dairy Co Ltd	65,000	156,358
Tingyi Cayman Islands Holding Corp	40,000	57,732
Want Want China Holdings Ltd	109,000	74,874
Wilmar International Ltd	66,400	173,071
		518,764
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	9,200	60,297
Hengan International Group Co Ltd	14,500	49,988
		110,285
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	39,000	64,717
TOTAL CONSUMER STAPLES		1,317,968

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	38,000	34,950
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	49,000	61,141
China Petroleum & Chemical Corp H Shares	522,000	324,997
China Shenhua Energy Co Ltd H Shares	73,500	331,390
PetroChina Co Ltd H Shares	458,000	373,524
Yankuang Energy Group Co Ltd H Shares	67,800	95,763
		1,186,815
TOTAL ENERGY		1,221,765

Financials - 1.1%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	675,000	317,796
Bank of China Ltd H Shares	1,818,000	858,270
Bank of Communications Co Ltd H Shares	465,000	356,503
BOC Hong Kong Holdings Ltd	78,500	251,439
China CITIC Bank Corp Ltd H Shares	212,000	135,264
China Construction Bank Corp H Shares	2,273,000	1,719,256
China Merchants Bank Co Ltd H Shares	71,500	354,564
China Minsheng Banking Corp Ltd H Shares	145,300	59,249
Industrial & Commercial Bank of China Ltd H Shares	1,535,000	916,200
Postal Savings Bank of China Co Ltd H Shares (d)(e)	167,000	99,893
		5,068,434
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	74,000	69,109
China International Capital Corp Ltd H Shares (d)(e)	32,000	57,217
CITIC Securities Co Ltd H Shares	32,175	85,054
Huatai Securities Co Ltd H Shares (d)(e)	30,600	49,282
		260,662
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	2,853	85,048
Financial Services - 0.0%
Far East Horizon Ltd	42,000	30,742
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	165,000	331,535
China Pacific Insurance Group Co Ltd H Shares	57,000	205,304
New China Life Insurance Co Ltd H Shares	19,300	60,205
People's Insurance Co Group of China Ltd/The H Shares	184,000	87,812
PICC Property & Casualty Co Ltd H Shares	152,000	225,247
Ping An Insurance Group Co of China Ltd H Shares	138,500	869,715
		1,779,818
TOTAL FINANCIALS		7,224,704

Health Care - 0.2%
Biotechnology - 0.2%
Akeso Inc (b)(d)(e)	11,000	97,068
Beigene Ltd H Shares (b)	17,654	310,274
Innovent Biologics Inc (b)(d)(e)	30,500	184,793
		592,135
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	56,000	40,484
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(d)(e)	7,200	21,950
Sinopharm Group Co Ltd H Shares	29,600	79,199
		101,149
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)	24,000	43,036
Wuxi Apptec CO Ltd H Shares (d)(e)	8,052	56,554
Wuxi Biologics Cayman Inc (b)(d)(e)	79,500	175,763
		275,353
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	184,400	143,510
Hansoh Pharmaceutical Group Co Ltd (d)(e)	24,000	64,678
		208,188
TOTAL HEALTH CARE		1,217,309

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	42,100	75,818
ZTO Express Cayman Inc Class A ADR	9,349	231,575
		307,393
Building Products - 0.0%
Xinyi Glass Holdings Ltd	52,992	63,123
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	75,000	36,178
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	92,000	48,285
China State Construction International Holdings Ltd	38,000	59,147
		107,432
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	14,490	130,555
Industrial Conglomerates - 0.0%
CITIC Ltd	141,000	166,504
Machinery - 0.2%
Airtac International Group	3,092	88,877
CRRC Corp Ltd H Shares	98,000	64,040
Weichai Power CO Ltd H Shares	40,000	73,889
Yangzijiang Shipbuildling (Holdings) Ltd	59,900	114,184
Zhuzhou CRRC Times Electric Co Ltd H Shares	12,100	47,785
		388,775
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	70,500	118,258
SITC International Holdings Co Ltd	29,000	78,340
		196,598
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	28,353	45,153
TOTAL INDUSTRIALS		1,441,711

Information Technology - 0.3%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	16,500	69,087
ZTE Corp H Shares	16,600	42,921
		112,008
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	14,500	59,501
Kingboard Holdings Ltd	13,500	34,211
Sunny Optical Technology Group Co Ltd	16,100	119,085
		212,797
IT Services - 0.0%
Chinasoft International Ltd	54,000	36,260
Semiconductors & Semiconductor Equipment - 0.0%
Daqo New Energy Corp ADR (b)	1,002	20,410
GCL Technology Holdings Ltd (b)	452,000	81,401
Silergy Corp	8,000	117,873
Xinyi Solar Holdings Ltd	101,236	54,956
		274,640
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	63,000	72,937
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	146,000	199,078
Xiaomi Corp B Shares (b)(d)(e)	338,200	952,606
		1,151,684
TOTAL INFORMATION TECHNOLOGY		1,860,326

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (d)(e)	9,080	26,163
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	26,000	76,423
China National Building Material Co Ltd H Shares	98,000	43,113
		119,536
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	84,000	66,778
China Hongqiao Group Ltd	48,000	80,022
CMOC Group Ltd H Shares	75,000	73,612
Zhaojin Mining Industry Co Ltd H Shares	34,000	60,269
Zijin Mining Group Co Ltd H Shares	124,000	281,693
		562,374
TOTAL MATERIALS		708,073

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Overseas Land & Investment Ltd	84,500	173,047
China Resources Land Ltd	63,500	234,025
China Resources Mixc Lifestyle Services Ltd (d)(e)	13,845	62,245
Country Garden Services Holdings Co Ltd	48,000	40,196
ESR Group Ltd (d)(e)	48,600	77,521
KE Holdings Inc ADR	14,695	292,578
Longfor Group Holdings Ltd (d)(e)	39,386	76,200
Wharf Holdings Ltd/The	21,000	59,970
		1,015,782
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	65,800	61,196
China Resources Gas Group Ltd	19,200	77,429
ENN Energy Holdings Ltd	16,800	129,774
Kunlun Energy Co Ltd	86,000	88,723
		357,122
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	233,000	89,917
China Longyuan Power Group Corp Ltd H Shares	71,000	64,389
China Power International Development Ltd	106,000	50,587
China Resources Power Holdings Co Ltd	38,000	103,141
Huaneng Power International Inc H Shares	90,000	55,224
		363,258
TOTAL UTILITIES		720,380

TOTAL CHINA		42,412,695
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	6,012	51,800
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	9,546	38,765
TOTAL COLOMBIA		90,565
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	1,676	59,049
Moneta Money Bank AS (d)(e)	7,816	38,373
		97,422
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	3,735	145,197
TOTAL CZECH REPUBLIC		242,619
DENMARK - 2.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	1,833	301,780
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	1,940	231,009
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	14,813	445,725
Insurance - 0.0%
Tryg A/S	7,342	174,106
TOTAL FINANCIALS		619,831

Health Care - 1.5%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	1,043	155,730
Genmab A/S (b)	1,473	357,105
		512,835
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	2,673	348,414
Demant A/S (b)	2,017	78,793
		427,207
Pharmaceuticals - 1.3%
Novo Nordisk A/S Series B	69,969	8,299,130
TOTAL HEALTH CARE		9,239,172

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	3,861	797,102
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	22,172	487,866
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	4	6,481
AP Moller - Maersk A/S Series B	101	169,961
		176,442
Transportation Infrastructure - 0.0%
Svitzer Group A/S	320	13,380
TOTAL INDUSTRIALS		1,474,790

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	7,676	552,727
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	4,101	272,643
TOTAL DENMARK		12,691,952
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	31,244	16,826
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	57,182	100,080
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	29,412	14,895
TOTAL FINANCIALS		114,975

Materials - 0.0%
Chemicals - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,862	9,042
Misr Fertilizers Production Co SAE	7,090	6,342
		15,384
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	24,393	32,184
TOTAL EGYPT		179,369
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	3,332	176,623
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	5,955	127,041
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	9,309	180,856
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	76,815	904,609
Insurance - 0.1%
Sampo Oyj A Shares	10,198	475,645
TOTAL FINANCIALS		1,380,254

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	2,388	130,837
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	8,840	528,421
Metso Oyj	15,366	164,205
Valmet Oyj	3,399	108,816
Wartsila OYJ Abp	10,772	241,016
		1,042,458
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	116,005	506,498
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	2,096	81,381
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	13,357	170,986
UPM-Kymmene Oyj	11,717	392,196
		563,182
TOTAL MATERIALS		644,563

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	9,560	157,444
TOTAL FINLAND		4,346,574
FRANCE - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	39,819	456,043
Media - 0.1%
Publicis Groupe SA	5,083	555,630
Vivendi SE	13,484	155,801
		711,431
TOTAL COMMUNICATION SERVICES		1,167,474

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	15,750	639,659
Automobiles - 0.0%
Renault SA	4,123	178,945
Hotels, Restaurants & Leisure - 0.0%
Accor SA	3,701	160,671
Sodexo SA	1,780	145,931
		306,602
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	742	1,822,062
Kering SA	1,499	431,490
LVMH Moet Hennessy Louis Vuitton SE	5,686	4,360,458
		6,614,010
TOTAL CONSUMER DISCRETIONARY		7,739,216

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	4,406	665,055
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	11,209	191,130
Food Products - 0.2%
Danone SA	13,719	999,285
Personal Care Products - 0.3%
L'Oreal SA	5,032	2,257,038
TOTAL CONSUMER STAPLES		4,112,508

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	48,162	3,127,416
Financials - 0.6%
Banks - 0.4%
BNP Paribas SA	21,504	1,475,641
Credit Agricole SA	24,175	369,706
Societe Generale SA Series A	14,855	370,176
		2,215,523
Financial Services - 0.0%
Edenred SE	5,490	207,902
Insurance - 0.2%
AXA SA	37,991	1,462,535
TOTAL FINANCIALS		3,885,960

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA (b)	6,219	1,471,762
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	612	127,904
TOTAL HEALTH CARE		1,599,666

Industrials - 1.2%
Aerospace & Defense - 0.6%
Airbus SE	13,579	1,987,373
Safran SA	7,565	1,780,219
Thales SA	2,066	327,831
		4,095,423
Building Products - 0.2%
Cie de Saint-Gobain SA	11,063	1,008,974
Construction & Engineering - 0.2%
Bouygues SA	4,198	140,470
Eiffage SA	1,641	158,263
Vinci SA	11,097	1,297,203
		1,595,936
Electrical Equipment - 0.1%
Legrand SA	5,756	663,125
Professional Services - 0.1%
Bureau Veritas SA	6,174	204,666
Teleperformance SE	1,388	143,690
		348,356
Transportation Infrastructure - 0.0%
Getlink SE Series A	7,135	127,236
TOTAL INDUSTRIALS		7,839,050

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	3,433	741,187
Software - 0.1%
Dassault Systemes SE	14,730	585,087
TOTAL INFORMATION TECHNOLOGY		1,326,274

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	12,610	2,435,120
Arkema SA	1,394	132,673
		2,567,793
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	2,245	196,423
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	38,233	661,133
Veolia Environnement SA	13,395	441,007
		1,102,140
TOTAL FRANCE		34,663,920
GERMANY - 5.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	76,904	2,258,613
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	1,644	141,369
TOTAL COMMUNICATION SERVICES		2,399,982

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	2,170	140,624
Automobiles - 0.3%
Bayerische Motoren Werke AG	6,403	564,355
Mercedes-Benz Group AG	17,499	1,133,922
		1,698,277
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	4,782	157,670
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	3,622	959,782
Puma SE	2,255	94,130
		1,053,912
TOTAL CONSUMER DISCRETIONARY		3,050,483

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	2,196	186,687
Personal Care Products - 0.0%
Beiersdorf AG	2,137	321,495
TOTAL CONSUMER STAPLES		508,182

Financials - 1.1%
Banks - 0.1%
Commerzbank AG	21,781	400,657
Capital Markets - 0.3%
Deutsche Bank AG	43,564	751,549
Deutsche Boerse AG	4,194	984,620
		1,736,169
Insurance - 0.7%
Allianz SE	8,572	2,819,495
Hannover Rueck SE	1,307	372,597
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,915	1,603,921
		4,796,013
TOTAL FINANCIALS		6,932,839

Health Care - 0.4%
Biotechnology - 0.0%
BioNTech SE ADR (b)	1,937	230,057
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	794	62,885
Siemens Healthineers AG (d)(e)	6,182	370,638
		433,523
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	4,373	185,816
Fresenius SE & Co KGaA (b)	9,007	343,195
		529,011
Pharmaceuticals - 0.2%
Bayer AG	21,645	732,288
Merck KGaA	2,821	496,151
		1,228,439
TOTAL HEALTH CARE		2,421,030

Industrials - 1.0%
Aerospace & Defense - 0.1%
MTU Aero Engines AG	1,175	366,226
Rheinmetall AG	939	508,409
		874,635
Air Freight & Logistics - 0.1%
Deutsche Post AG	20,612	919,433
Electrical Equipment - 0.1%
Siemens Energy AG (b)	11,128	409,643
Industrial Conglomerates - 0.6%
Siemens AG	16,502	3,338,486
Machinery - 0.1%
Daimler Truck Holding AG	11,331	424,179
Gea Group Ag	3,264	159,721
Knorr-Bremse AG	1,465	130,216
		714,116
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	13,033	95,458
Trading Companies & Distributors - 0.0%
Brenntag SE	3,164	235,904
TOTAL INDUSTRIALS		6,587,675

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	28,483	999,979
Software - 0.8%
Nemetschek SE	1,247	129,093
SAP SE	22,523	5,151,745
		5,280,838
TOTAL INFORMATION TECHNOLOGY		6,280,817

Materials - 0.3%
Chemicals - 0.3%
BASF SE	19,561	1,036,790
Covestro Ag (b)(d)(e)	4,158	258,917
Symrise AG	2,951	407,657
		1,703,364
Construction Materials - 0.0%
Heidelberg Materials AG	2,797	303,875
TOTAL MATERIALS		2,007,239

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (b)	1,640	171,202
Vonovia SE (b)	17,947	653,870
		825,072
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	14,781	537,699
Multi-Utilities - 0.1%
E.ON SE	49,476	735,516
TOTAL UTILITIES		1,273,215

TOTAL GERMANY		32,286,534
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	4,173	71,954
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	4,077	72,431
Specialty Retail - 0.0%
JUMBO SA	2,432	69,575
TOTAL CONSUMER DISCRETIONARY		142,006

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,425	33,723
Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	44,443	77,077
Eurobank Ergasias Services and Holdings SA	53,208	121,869
National Bank of Greece SA	11,906	101,731
Piraeus Financial Holdings SA	21,667	92,278
		392,955
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	1,289	25,339
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	2,294	90,346
Marine Transportation - 0.0%
Star Bulk Carriers Corp	2,006	47,522
TOTAL INDUSTRIALS		163,207

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	4,588	61,490
Independent Power and Renewable Electricity Producers - 0.0%
Terna Energy SA	1,214	26,365
TOTAL UTILITIES		87,855

TOTAL GREECE		891,700
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA depository receipt (b)	2,608	70,825
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	80,000	102,395
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	171,500	135,897
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	15,900	199,930
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (b)	1,306	124,919
Hong Kong Exchanges & Clearing Ltd	26,443	1,080,206
		1,205,125
Insurance - 0.5%
AIA Group Ltd	249,000	2,174,482
Prudential PLC	60,726	563,370
Prudential PLC rights (b)(g)	60,726	4,216
		2,742,068
TOTAL FINANCIALS		4,147,123

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	218,250	104,719
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	33,971	128,257
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	4,503	175,887
Swire Pacific Ltd A Shares	9,000	76,873
		252,760
Machinery - 0.1%
Techtronic Industries Co Ltd	29,000	440,567
Marine Transportation - 0.0%
Orient Overseas International Ltd	3,000	42,604
TOTAL INDUSTRIALS		864,188

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	6,800	83,099
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	40,634	178,764
Hang Lung Properties Ltd	39,848	38,400
Henderson Land Development Co Ltd	28,610	90,601
Hongkong Land Holdings Ltd (Singapore)	22,515	82,630
New World Development Co Ltd (c)	31,250	38,792
Sino Land Co Ltd	77,897	85,474
Sun Hung Kai Properties Ltd	33,500	362,968
Swire Properties Ltd	23,000	47,279
Wharf Real Estate Investment Co Ltd	34,000	120,275
		1,045,183
Retail REITs - 0.0%
Link REIT	55,644	280,945
TOTAL REAL ESTATE		1,326,128

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	13,500	92,387
CLP Holdings Ltd	37,000	323,469
Power Assets Holdings Ltd	30,000	192,183
		608,039
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	237,403	195,447
TOTAL UTILITIES		803,486

TOTAL HONG KONG		7,567,035
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	10,053	75,147
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	4,908	256,597
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	2,814	86,648
TOTAL HUNGARY		418,392
INDIA - 4.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	56,088	1,144,454
Consumer Discretionary - 0.5%
Automobiles - 0.3%
Bajaj Auto Ltd	1,466	216,026
Mahindra & Mahindra Ltd	20,886	771,523
Maruti Suzuki India Ltd	3,054	482,545
Tata Motors Ltd	38,552	448,479
		1,918,573
Hotels, Restaurants & Leisure - 0.1%
Zomato Ltd (b)	122,831	400,677
Specialty Retail - 0.0%
Trent Ltd	3,910	353,496
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	9,253	422,320
TOTAL CONSUMER DISCRETIONARY		3,095,066

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	25,640	185,546
Personal Care Products - 0.1%
Hindustan Unilever Ltd	19,768	697,994
Tobacco - 0.1%
ITC Ltd	65,930	407,742
TOTAL CONSUMER STAPLES		1,291,282

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Bharat Petroleum Corp Ltd	42,443	187,411
Coal India Ltd	49,685	302,531
Indian Oil Corp Ltd	83,499	179,540
Oil & Natural Gas Corp Ltd	85,092	302,251
Reliance Industries Ltd	75,910	2,675,663
		3,647,396
Financials - 1.2%
Banks - 1.0%
Axis Bank Ltd	50,311	739,930
HDFC Bank Ltd	126,880	2,613,593
ICICI Bank Ltd	111,594	1,693,880
IndusInd Bank Ltd	12,812	221,367
Kotak Mahindra Bank Ltd	23,781	526,229
State Bank of India	39,381	370,343
Yes Bank Ltd (b)	402,775	108,070
		6,273,412
Consumer Finance - 0.1%
Bajaj Finance Ltd	6,264	575,915
Shriram Finance Ltd	6,163	263,119
		839,034
Financial Services - 0.1%
Jio Financial Services Ltd (b)	71,400	298,784
Power Finance Corp Ltd	31,781	185,131
REC Ltd	26,592	175,994
		659,909
TOTAL FINANCIALS		7,772,355

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd	23,393	537,956
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	78,091	265,733
Hindustan Aeronautics Ltd (d)	4,073	214,905
		480,638
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	15,004	658,228
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	219,090	209,330
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	3,221	184,051
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	8,146	304,892
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	15,761	272,433
TOTAL INDUSTRIALS		2,109,572

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	22,663	485,841
Infosys Ltd	77,583	1,733,340
LTIMindtree Ltd (d)(e)	2,025	150,924
Tata Consultancy Services Ltd	21,996	1,120,639
Wipro Ltd	31,609	204,140
		3,694,884
Materials - 0.2%
Chemicals - 0.1%
Asian Paints Ltd	9,877	392,463
Construction Materials - 0.0%
UltraTech Cement Ltd	2,565	361,318
Metals & Mining - 0.1%
Hindalco Industries Ltd	32,137	290,061
Tata Steel Ltd	181,493	365,120
Vedanta Ltd	25,841	158,116
		813,297
TOTAL MATERIALS		1,567,078

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	13,620	145,519
Utilities - 0.3%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	100,346	422,607
Tata Power Co Ltd/The	37,020	213,241
		635,848
Gas Utilities - 0.0%
GAIL India Ltd	59,566	170,836
Independent Power and Renewable Electricity Producers - 0.2%
Adani Green Energy Ltd (b)	8,391	190,560
Adani Power Ltd (b)	17,029	133,364
NTPC Ltd	104,471	552,640
		876,564
TOTAL UTILITIES		1,683,248

TOTAL INDIA		26,688,810
INDONESIA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sarana Menara Nusantara Tbk PT	507,500	28,660
Telkom Indonesia Persero Tbk PT	1,069,300	211,737
		240,397
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	45,900	33,197
TOTAL COMMUNICATION SERVICES		273,594

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	21,657,700	94,413
Mitra Adiperkasa Tbk PT	190,600	22,157
		116,570
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	410,200	85,616
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	154,000	47,807
Indofood CBP Sukses Makmur Tbk PT	49,500	40,296
Indofood Sukses Makmur Tbk PT	99,500	46,333
		134,436
TOTAL CONSUMER STAPLES		220,052

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Energy Indonesia Tbk PT	311,600	78,415
Bumi Resources Tbk PT (b)	3,705,700	29,861
United Tractors Tbk PT	32,000	57,384
		165,660
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	1,240,600	846,050
Bank Mandiri Persero Tbk PT	980,000	448,250
Bank Negara Indonesia Persero Tbk PT	323,900	114,456
Bank Rakyat Indonesia Persero Tbk PT	1,503,051	491,591
		1,900,347
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	129,000	27,010
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	426,300	48,571
TOTAL HEALTH CARE		75,581

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	446,800	149,032
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	584,388	40,529
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	75,491	18,898
Metals & Mining - 0.0%
Aneka Tambang Tbk	179,700	17,566
Bumi Resources Minerals Tbk PT (b)	1,802,100	27,377
Merdeka Copper Gold Tbk PT (b)	225,688	40,546
		85,489
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	58,500	33,423
TOTAL MATERIALS		178,339

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	223,300	21,164
TOTAL INDONESIA		3,100,339
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	3,370	349,435
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	34,846	199,568
Bank of Ireland Group PLC	20,780	232,007
		431,575
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	3,381	317,456
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,268	404,265
TOTAL INDUSTRIALS		721,721

TOTAL IRELAND		1,502,731
ISRAEL - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	44,909	51,632
Media - 0.0%
Perion Network Ltd (b)	949	7,478
TOTAL COMMUNICATION SERVICES		59,110

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)(c)	2,132	81,954
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	5,667	50,318
Food Products - 0.0%
Strauss Group Ltd	1,040	16,543
TOTAL CONSUMER STAPLES		66,861

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	188	21,987
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	27,228	272,360
Bank Leumi Le-Israel BM	32,769	320,315
First International Bank of Israel Ltd	1,151	47,579
Israel Discount Bank Ltd Class A	26,771	149,729
Mizrahi Tefahot Bank Ltd	3,227	125,950
		915,933
Capital Markets - 0.0%
Plus500 Ltd	1,433	47,973
Consumer Finance - 0.0%
Isracard Ltd	4,566	16,817
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd (b)	1,308	22,206
Harel Insurance Investments & Financial Services Ltd	2,167	21,037
Phoenix Financial Ltd	3,703	41,720
		84,963
TOTAL FINANCIALS		1,065,686

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	24,683	444,788
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	543	107,904
Construction & Engineering - 0.0%
Electra Ltd/Israel	46	18,324
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	1,037	26,791
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	2,068	53,065
TOTAL INDUSTRIALS		206,084

Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,225	204,783
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel)	594	47,769
Nova Ltd (Israel) (b)	636	132,885
Tower Semiconductor Ltd (b)	2,401	106,077
		286,731
Software - 0.2%
Check Point Software Technologies Ltd (b)	1,963	378,487
JFrog Ltd (b)	1,770	51,401
Nice Ltd (b)	1,380	240,174
Sapiens International Corp NV (Israel)	685	25,394
		695,456
TOTAL INFORMATION TECHNOLOGY		1,186,970

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	15,975	68,050
Israel Corp Ltd Class A1	101	21,972
		90,022
Real Estate - 0.0%
Diversified REITs - 0.0%
Reit 1 Ltd	4,219	17,123
Real Estate Management & Development - 0.0%
Airport City Ltd (b)	1,368	20,528
Alony Hetz Properties & Investments Ltd	3,131	23,979
Amot Investments Ltd	4,488	19,371
Azrieli Group Ltd	768	53,440
Big Shopping Centers Ltd (b)	248	27,601
Industrial Building Corp Ltd	12,782	32,710
Melisron Ltd	541	40,939
		218,568
TOTAL REAL ESTATE		235,691

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	2,493	41,822
TOTAL ISRAEL		3,500,975
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	7,816	96,139
Telecom Italia SpA/Milano (b)	204,631	56,832
Telecom Italia SpA/Milano (b)	9,339	2,967
		155,938
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	2,740	1,280,098
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	734	79,050
Moncler SpA	4,544	288,416
Prada Spa	11,000	84,900
		452,366
TOTAL CONSUMER DISCRETIONARY		1,732,464

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	12,330	104,311
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	50,838	773,630
Financials - 0.9%
Banks - 0.7%
Banca Popolare di Sondrio SPA	9,778	74,830
Banco BPM SpA	33,164	223,640
BPER Banca SPA	22,873	128,578
FinecoBank Banca Fineco SpA	13,099	224,185
Intesa Sanpaolo SpA	352,629	1,509,499
Mediobanca Banca di Credito Finanziario SpA	13,955	238,059
UniCredit SpA	36,347	1,595,693
		3,994,484
Capital Markets - 0.0%
Azimut Holding SpA	2,330	60,121
Financial Services - 0.0%
Nexi SpA (b)(d)(e)	18,663	126,560
Insurance - 0.2%
Generali	24,367	703,871
Poste Italiane Spa (d)(e)	10,065	141,057
Unipol Gruppo SpA	7,560	89,792
		934,720
TOTAL FINANCIALS		5,115,885

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Amplifon SpA	2,056	59,069
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	2,202	124,519
TOTAL HEALTH CARE		183,588

Industrials - 0.1%
Aerospace & Defense - 0.0%
Leonardo SpA	8,718	194,283
Electrical Equipment - 0.1%
Prysmian SpA	6,090	441,997
Machinery - 0.0%
Interpump Group SpA	1,801	83,960
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	5,062	228,701
TOTAL INDUSTRIALS		948,941

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	486	73,142
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	2,031	80,937
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	169,746	1,355,898
Terna - Rete Elettrica Nazionale	30,850	277,747
		1,633,645
Gas Utilities - 0.0%
Italgas SpA	10,470	63,285
Snam SpA	44,963	228,781
		292,066
Multi-Utilities - 0.0%
A2A SpA	34,280	79,141
Hera SpA	17,505	69,798
		148,939
TOTAL UTILITIES		2,074,650

TOTAL ITALY		11,243,486
JAPAN - 16.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	2,800	58,835
Nippon Telegraph & Telephone Corp (c)	661,100	677,750
		736,585
Entertainment - 0.3%
Capcom Co Ltd	7,400	171,349
Konami Group Corp	2,300	234,551
Nexon Co Ltd	10,000	198,719
Nintendo Co Ltd	25,900	1,384,391
Square Enix Holdings Co Ltd	2,000	79,249
Toho Co Ltd/Tokyo	2,700	109,511
		2,177,770
Interactive Media & Services - 0.0%
Kakaku.com Inc	2,800	48,538
LY Corp	58,900	171,681
		220,219
Media - 0.1%
CyberAgent Inc	9,100	64,692
Dentsu Group Inc	5,100	157,193
Hakuhodo DY Holdings Inc (c)	6,500	52,868
Kadokawa Corp	2,500	55,557
		330,310
Wireless Telecommunication Services - 0.5%
KDDI Corp	32,900	1,054,034
SoftBank Corp (c)	614,000	801,633
SoftBank Group Corp	22,000	1,304,957
		3,160,624
TOTAL COMMUNICATION SERVICES		6,625,508

Consumer Discretionary - 2.9%
Automobile Components - 0.3%
Aisin Corp	11,700	128,376
Bridgestone Corp	12,700	490,447
Denso Corp	46,800	703,470
JTEKT Corp	5,200	37,455
Koito Manufacturing Co Ltd (c)	5,400	74,204
NHK Spring Co Ltd	4,600	58,186
Nifco Inc/Japan	1,900	48,067
Niterra Co Ltd	3,700	102,846
Stanley Electric Co Ltd	3,200	59,302
Sumitomo Electric Industries Ltd	17,300	280,912
Sumitomo Rubber Industries Ltd	4,100	44,716
Toyo Tire Corp	2,700	39,206
Yokohama Rubber Co Ltd/The	2,900	65,180
		2,132,367
Automobiles - 1.1%
Honda Motor Co Ltd (c)	103,600	1,106,069
Isuzu Motors Ltd	13,000	177,257
Mazda Motor Corp	12,700	97,035
Mitsubishi Motors Corp	14,800	40,267
Nissan Motor Co Ltd (c)	46,000	130,669
Subaru Corp	12,800	226,447
Suzuki Motor Corp	42,300	476,293
Toyota Motor Corp	258,800	4,651,675
Yamaha Motor CO Ltd	21,900	197,234
		7,102,946
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	8,600	135,007
J Front Retailing Co Ltd	6,000	65,287
Pan Pacific International Holdings Corp	11,900	305,935
Rakuten Group Inc (b)	31,500	203,251
Ryohin Keikaku Co Ltd	6,200	113,625
Takashimaya Co Ltd	7,400	59,409
		882,514
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	2,500	50,051
McDonald's Holdings Co Japan Ltd (c)	1,900	90,423
Oriental Land Co Ltd/Japan	25,100	649,272
Skylark Holdings Co Ltd	5,100	81,987
Zensho Holdings CO Ltd	2,000	110,433
		982,166
Household Durables - 0.7%
Casio Computer Co Ltd	4,800	39,896
Haseko Corp	4,700	61,648
Iida Group Holdings Co Ltd	3,700	56,919
Nikon Corp	7,100	73,535
Open House Group Co Ltd	1,500	56,410
Panasonic Holdings Corp	53,200	467,349
Rinnai Corp	2,500	61,419
Sekisui Chemical Co Ltd	9,400	145,946
Sekisui House Ltd	14,500	402,603
Sharp Corp/Japan (b)	6,100	40,569
Sony Group Corp	137,000	2,661,581
Sumitomo Forestry Co Ltd	4,200	207,333
		4,275,208
Leisure Products - 0.1%
Bandai Namco Holdings Inc	14,900	339,991
Sega Sammy Holdings Inc	3,400	67,657
Shimano Inc	1,800	340,275
Yamaha Corp	11,100	95,988
		843,911
Specialty Retail - 0.3%
Fast Retailing Co Ltd	4,400	1,459,908
Nitori Holdings Co Ltd	2,000	297,765
Sanrio Co Ltd	4,200	120,689
Shimamura Co Ltd	1,100	59,881
USS Co Ltd	9,700	91,550
Yamada Holdings Co Ltd	13,100	40,897
ZOZO Inc	2,600	94,457
		2,165,147
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	16,400	344,534
Goldwin Inc	800	46,076
		390,610
TOTAL CONSUMER DISCRETIONARY		18,774,869

Consumer Staples - 1.0%
Beverages - 0.2%
Asahi Group Holdings Ltd	33,300	436,462
Coca-Cola Bottlers Japan Holdings Inc	3,400	47,171
Ito En Ltd	1,400	33,245
Kirin Holdings Co Ltd	17,900	272,794
Sapporo Holdings Ltd	1,700	93,800
Suntory Beverage & Food Ltd	2,800	105,084
		988,556
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	19,100	518,762
Cosmos Pharmaceutical Corp	1,000	52,093
Kobe Bussan Co Ltd	3,100	97,578
MatsukiyoCocokara & Co	8,100	132,610
Seven & i Holdings Co Ltd	51,600	776,975
Sugi Holdings Co Ltd	2,300	42,655
Sundrug Co Ltd	1,500	44,189
Tsuruha Holdings Inc	800	50,485
Welcia Holdings Co Ltd	2,300	32,613
		1,747,960
Food Products - 0.3%
Ajinomoto Co Inc	11,400	441,202
Calbee Inc	2,400	58,328
Ezaki Glico CO Ltd	1,200	36,645
House Foods Group Inc	1,700	36,028
Kagome CO Ltd	1,800	40,177
Kewpie Corp	2,500	62,272
Kikkoman Corp	21,300	242,320
MEIJI Holdings Co Ltd	6,100	152,576
NH Foods Ltd	2,290	84,902
Nichirei Corp	3,000	92,957
Nisshin Seifun Group Inc	5,700	72,145
Nissin Foods Holdings Co Ltd	5,500	153,338
Toyo Suisan Kaisha Ltd	2,300	149,610
Yakult Honsha Co Ltd	6,600	152,412
Yamazaki Baking Co Ltd	3,700	73,253
		1,848,165
Household Products - 0.0%
Lion Corp	6,300	70,791
Unicharm Corp	9,500	342,245
		413,036
Personal Care Products - 0.1%
Kao Corp	10,300	509,095
Kobayashi Pharmaceutical Co Ltd	1,200	47,616
Kose Corp	800	51,676
Rohto Pharmaceutical Co Ltd	4,800	119,294
Shiseido Co Ltd	8,900	242,051
		969,732
Tobacco - 0.1%
Japan Tobacco Inc	24,300	708,558
TOTAL CONSUMER STAPLES		6,676,007

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings CO Ltd	1,600	86,988
ENEOS Holdings Inc	66,100	361,909
Idemitsu Kosan Co Ltd	23,235	168,485
Inpex Corp	20,400	276,191
Iwatani Corp	4,800	68,932
		962,505
Financials - 2.1%
Banks - 1.2%
Aozora Bank Ltd (c)	2,600	48,591
Chiba Bank Ltd/The	16,000	130,053
Concordia Financial Group Ltd	25,600	142,898
Fukuoka Financial Group Inc	4,100	106,160
Hachijuni Bank Ltd/The	11,100	64,913
Japan Post Bank Co Ltd	30,700	285,800
Kyoto Financial Group Inc	6,600	101,233
Kyushu Financial Group Inc	9,500	46,077
Mebuki Financial Group Inc	22,200	88,738
Mitsubishi UFJ Financial Group Inc	267,300	2,744,798
Mizuho Financial Group Inc	53,930	1,114,778
Resona Holdings Inc	51,300	359,464
Shizuoka Financial Group Inc	12,100	105,540
Sumitomo Mitsui Financial Group Inc	85,200	1,820,436
Sumitomo Mitsui Trust Group Inc	15,600	373,385
Yamaguchi Financial Group Inc	5,200	56,061
		7,588,925
Capital Markets - 0.2%
Daiwa Securities Group Inc	32,400	229,802
Japan Exchange Group Inc	22,600	293,717
Nihon M&A Center Holdings Inc	6,300	28,698
Nomura Holdings Inc	64,800	338,190
SBI Holdings Inc	5,900	135,262
		1,025,669
Consumer Finance - 0.0%
Credit Saison Co Ltd	3,400	85,319
Marui Group Co Ltd	4,099	68,552
		153,871
Financial Services - 0.1%
GMO Payment Gateway Inc	1,000	61,228
Mitsubishi HC Capital Inc	21,100	148,350
ORIX Corp	25,300	591,991
Tokyo Century Corp	4,100	45,814
Zenkoku Hosho Co Ltd	1,200	47,123
		894,506
Insurance - 0.6%
Dai-ichi Life Holdings Inc	20,600	534,516
Japan Post Holdings Co Ltd	40,400	387,402
Japan Post Insurance Co Ltd	4,000	72,471
Ms&Ad Insurance Group Holdings Inc	28,900	679,271
Sompo Holdings Inc	21,800	491,390
T&D Holdings Inc	11,900	209,806
Tokio Marine Holdings Inc	43,400	1,600,351
		3,975,207
TOTAL FINANCIALS		13,638,178

Health Care - 1.2%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	5,000	87,702
Hoya Corp	7,600	1,052,627
Nihon Kohden Corp	3,800	56,237
Olympus Corp	25,400	482,836
Sysmex Corp	10,400	205,855
Terumo Corp	32,340	612,665
		2,497,922
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	4,500	70,635
Medipal Holdings Corp	4,600	79,710
Suzuken Co Ltd/Aichi Japan	1,500	52,214
		202,559
Health Care Technology - 0.0%
M3 Inc	9,400	94,131
Pharmaceuticals - 0.8%
Astellas Pharma Inc	39,500	456,516
Chugai Pharmaceutical Co Ltd	13,800	668,901
Daiichi Sankyo Co Ltd	42,800	1,413,785
Eisai Co Ltd	6,700	249,742
Hisamitsu Pharmaceutical Co Inc	1,700	45,692
Kyowa Kirin Co Ltd	5,300	93,528
Nippon Shinyaku Co Ltd	1,300	33,702
Ono Pharmaceutical Co Ltd	10,300	136,987
Otsuka Holdings Co Ltd	12,300	698,629
Santen Pharmaceutical Co Ltd	8,000	96,545
Shionogi & Co Ltd	17,700	253,715
Takeda Pharmaceutical Co Ltd	34,738	1,000,927
Tsumura & CO	1,500	47,090
		5,195,759
TOTAL HEALTH CARE		7,990,371

Industrials - 4.2%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	1,900	100,067
Sankyu Inc	1,200	40,193
SG Holdings Co Ltd	10,700	114,724
Yamato Holdings Co Ltd	6,900	78,575
		333,559
Building Products - 0.2%
Agc Inc	4,800	155,761
Daikin Industries Ltd	6,400	898,311
Lixil Corp	6,300	75,109
Sanwa Holdings Corp	5,000	131,327
TOTO Ltd	3,400	126,471
		1,386,979
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	10,200	182,124
Kokuyo Co Ltd	2,100	36,981
Park24 Co Ltd (b)	2,900	36,168
Secom Co Ltd	9,400	347,697
Sohgo Security Services Co Ltd	9,600	69,132
TOPPAN Holdings Inc	7,300	217,265
		889,367
Construction & Engineering - 0.1%
COMSYS Holdings Corp	2,600	56,759
EXEO Group Inc	4,800	51,949
JGC Holdings Corp	5,100	44,736
Kajima Corp	10,300	193,055
Kinden Corp	2,800	61,367
Obayashi Corp	15,900	202,624
Shimizu Corp	13,900	95,810
SHO-BOND Holdings Co Ltd	1,100	43,411
Taisei Corp	4,100	180,042
		929,753
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	3,300	199,958
Fujikura Ltd	6,200	210,676
Mabuchi Motor Co Ltd	2,500	38,685
Mitsubishi Electric Corp	46,900	760,762
NIDEC CORP	23,200	488,432
		1,698,513
Ground Transportation - 0.4%
Central Japan Railway Co	22,500	519,527
East Japan Railway Co	24,700	490,196
Hankyu Hanshin Holdings Inc	5,600	172,296
Keikyu Corp	6,000	48,822
Keio Corp	2,800	66,811
Keisei Electric Railway Co Ltd	3,800	113,289
Kintetsu Group Holdings Co Ltd	4,200	104,207
Kyushu Railway Co	3,400	97,819
Nagoya Railroad Co Ltd	4,200	50,876
Nankai Electric Railway Co Ltd	2,500	41,042
Odakyu Electric Railway Co Ltd	8,100	90,346
Seibu Holdings Inc	5,900	130,993
Seino Holdings Co Ltd	3,600	60,290
Sotetsu Holdings Inc	2,200	36,506
Tobu Railway Co Ltd	4,700	82,097
Tokyu Corp	13,700	177,414
West Japan Railway Co	10,700	203,208
		2,485,739
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	500	110,871
Hitachi Ltd	100,900	2,675,600
Keihan Holdings CO Ltd	2,400	50,580
		2,837,051
Machinery - 1.0%
Amada Co Ltd	7,300	74,531
Daifuku Co Ltd	8,200	157,553
DMG Mori Co Ltd	2,800	58,757
Ebara Corp	8,900	145,879
FANUC Corp	20,700	607,968
Harmonic Drive Systems Inc (c)	1,300	31,974
Hitachi Construction Machinery Co Ltd	2,200	53,922
Hoshizaki Corp	2,500	86,693
IHI Corp	3,200	167,822
Japan Steel Works Ltd/The	1,600	56,742
Kawasaki Heavy Industries Ltd	4,000	163,957
Komatsu Ltd	21,100	590,689
Kubota Corp	22,900	326,976
Kurita Water Industries Ltd	2,400	102,963
Makita Corp	6,100	205,463
MINEBEA MITSUMI Inc	9,400	185,805
MISUMI Group Inc	6,200	111,727
Mitsubishi Heavy Industries Ltd	71,400	1,067,001
Miura Co Ltd	2,400	58,645
Nabtesco Corp	2,700	46,382
NGK Insulators Ltd	5,700	74,967
NSK Ltd	9,700	49,060
SMC Corp	1,280	572,442
Sumitomo Heavy Industries Ltd	2,700	65,332
THK Co Ltd	2,600	45,479
Toyota Industries Corp	4,100	314,507
Yaskawa Electric Corp	5,900	206,538
		5,629,774
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	15,600	243,196
Mitsui OSK Lines Ltd	7,800	270,041
Nippon Yusen KK (c)	10,000	367,316
		880,553
Passenger Airlines - 0.0%
ANA Holdings Inc	3,500	74,946
Japan Airlines Co Ltd (c)	3,200	55,966
		130,912
Professional Services - 0.4%
BayCurrent Inc	2,900	107,021
Persol Holdings Co Ltd	38,600	68,968
Recruit Holdings Co Ltd	35,700	2,168,861
TechnoPro Holdings Inc	2,300	44,472
		2,389,322
Trading Companies & Distributors - 1.1%
ITOCHU Corp	31,700	1,708,474
Marubeni Corp	36,300	599,743
Mitsubishi Corp	90,600	1,882,656
Mitsui & Co Ltd	64,800	1,449,190
MonotaRO Co Ltd	5,300	88,377
Nagase & Co Ltd	2,600	57,906
Sojitz Corp	4,580	108,517
Sumitomo Corp	26,600	597,331
Toyota Tsusho Corp	15,300	279,741
		6,771,935
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,100	75,292
Kamigumi Co Ltd	2,200	49,886
Mitsubishi Logistics Corp (c)	1,600	58,633
		183,811
TOTAL INDUSTRIALS		26,547,268

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co Ltd	4,500	48,894
Azbil Corp	10,800	87,204
Dexerials Corp	3,900	54,962
Hamamatsu Photonics KK	6,400	83,515
Hirose Electric Co Ltd	700	88,690
Horiba Ltd	900	58,512
Ibiden Co Ltd	3,200	98,521
Jeol Ltd	1,200	46,414
Keyence Corp	4,300	2,060,827
Kyocera Corp	30,700	358,797
Murata Manufacturing Co Ltd	41,200	815,296
Omron Corp	4,500	205,739
Shimadzu Corp	6,000	199,297
Taiyo Yuden Co Ltd	2,700	55,603
TDK Corp	41,420	529,113
Yokogawa Electric Corp	5,200	133,249
		4,924,633
IT Services - 0.4%
BIPROGY Inc	1,800	60,866
Fujitsu Ltd	38,600	793,594
NEC Corp	5,900	569,742
NET One Systems Co Ltd	1,700	42,333
Nomura Research Institute Ltd	9,900	365,072
NTT Data Group Corp	12,900	232,170
Obic Co Ltd	7,000	245,761
Otsuka Corp	5,100	125,757
SCSK Corp	3,400	70,011
SHIFT Inc (b)	300	28,513
TIS Inc	4,600	116,852
		2,650,671
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	16,500	776,016
Disco Corp	1,943	511,840
Lasertec Corp	1,800	300,108
Renesas Electronics Corp	28,900	419,416
Rohm Co Ltd	7,300	81,571
SCREEN Holdings Co Ltd	2,100	147,675
Shinko Electric Industries Co Ltd	1,500	57,286
Socionext Inc	3,800	75,585
SUMCO Corp	7,500	81,120
Tokyo Electron Ltd	10,400	1,854,691
Tokyo Seimitsu CO Ltd	900	47,278
Ulvac Inc	1,000	53,011
		4,405,597
Software - 0.0%
Oracle Corp Japan	700	71,813
Trend Micro Inc/Japan	3,100	184,064
		255,877
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	5,700	110,252
Canon Inc	22,200	731,164
FUJIFILM Holdings Corp	27,200	704,124
Konica Minolta Inc	10,500	30,410
Ricoh CO Ltd	13,200	143,253
Seiko Epson Corp	7,000	129,491
		1,848,694
TOTAL INFORMATION TECHNOLOGY		14,085,472

Materials - 0.9%
Chemicals - 0.7%
ADEKA Corp	2,200	44,643
Aica Kogyo Co Ltd	1,400	33,089
Air Water Inc (Osaka)	5,100	71,377
Asahi Kasei Corp	30,700	232,749
Daicel Corp	6,000	55,627
DIC Corp	1,800	40,802
Kaneka Corp	1,400	38,008
Kansai Paint Co Ltd	4,000	71,025
Kuraray Co Ltd	7,300	108,472
Mitsubishi Chemical Group Corp	31,300	201,335
Mitsubishi Gas Chemical Co Inc	4,400	84,786
Mitsui Chemicals Inc	4,200	112,191
Nippon Paint Holdings Co Ltd	23,200	177,158
Nippon Sanso Holdings Corp	4,600	166,845
Nissan Chemical Corp	3,100	111,285
Nitto Denko Corp	15,500	260,838
NOF Corp	5,300	90,715
Resonac Holdings Corp	3,900	101,367
Shin-Etsu Chemical Co Ltd	43,800	1,830,419
Sumitomo Chemical Co Ltd	34,900	99,645
Teijin Ltd	4,300	42,529
Tokyo Ohka Kogyo Co Ltd	2,700	65,544
Toray Industries Inc	35,800	211,428
Tosoh Corp	7,200	96,406
UBE Corp	2,100	39,411
Zeon Corp	4,200	39,728
		4,427,422
Construction Materials - 0.0%
Taiheiyo Cement Corp	2,700	63,627
Containers & Packaging - 0.0%
Rengo Co Ltd	5,500	38,225
Toyo Seikan Group Holdings Ltd	3,300	51,685
		89,910
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,300	47,778
JFE Holdings Inc	13,200	177,463
Kobe Steel Ltd (c)	8,600	103,068
Maruichi Steel Tube Ltd	1,700	39,778
Mitsubishi Materials Corp	2,700	48,790
Nippon Steel Corp	20,600	461,691
Sumitomo Metal Mining Co Ltd	5,600	168,058
Yamato Kogyo Co Ltd	1,000	49,796
		1,096,422
Paper & Forest Products - 0.0%
Oji Holdings Corp	22,600	90,541
TOTAL MATERIALS		5,767,922

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	15	34,127
Daiwa House REIT Investment Corp	47	77,012
KDX Realty Investment Corp	90	94,681
Nomura Real Estate Master Fund Inc	104	103,403
Sekisui House Reit Inc	98	51,821
United Urban Investment Corp	68	65,339
		426,383
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	146	63,083
Japan Hotel REIT Investment Corp	101	50,245
		113,328
Industrial REITs - 0.0%
GLP J-REIT	108	99,716
Industrial & Infrastructure Fund Investment Corp	55	45,768
Japan Logistics Fund Inc	21	40,049
LaSalle Logiport REIT	41	40,879
Mitsui Fudosan Logistics Park Inc	13	38,396
		264,808
Office REITs - 0.1%
Japan Prime Realty Investment Corp	22	53,344
Japan Real Estate Investment Corp	31	123,159
Nippon Building Fund Inc	190	174,236
Orix JREIT Inc	61	65,191
		415,930
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,400	169,588
Daiwa House Industry Co Ltd	14,400	453,254
Hulic Co Ltd	13,300	134,596
Mitsubishi Estate Co Ltd	28,700	453,296
Mitsui Fudosan Co Ltd	61,000	574,794
Nomura Real Estate Holdings Inc	2,500	66,638
Sumitomo Realty & Development Co Ltd	10,300	348,661
Tokyo Tatemono Co Ltd	4,700	75,490
Tokyu Fudosan Holdings Corp	13,200	91,841
		2,368,158
Residential REITs - 0.0%
Advance Residence Investment Corp	32	74,921
Nippon Accommodations Fund Inc	11	48,829
		123,750
Retail REITs - 0.0%
Frontier Real Estate Investment Corp	11	32,566
Japan Metropolitan Fund Invest	154	103,506
		136,072
TOTAL REAL ESTATE		3,848,429

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	16,700	196,261
Chugoku Electric Power Co Inc/The	7,100	48,263
Kansai Electric Power Co Inc/The	18,300	303,284
Kyushu Electric Power Co Inc	10,600	115,237
Tohoku Electric Power Co Inc	11,230	107,124
Tokyo Electric Power Co Holdings Inc (b)	17,600	78,057
		848,226
Gas Utilities - 0.1%
Osaka Gas Co Ltd	9,100	205,224
Toho Gas Co Ltd	2,200	60,754
Tokyo Gas Co Ltd	8,100	188,674
		454,652
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	3,896	64,922
TOTAL UTILITIES		1,367,800

TOTAL JAPAN		106,284,329
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	3,757	95,988
KOREA (SOUTH) - 3.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	4,714	35,061
Entertainment - 0.1%
CJ ENM Co Ltd (b)	268	14,243
HYBE Co Ltd	403	51,575
JYP Entertainment Corp	619	23,653
Kakao Games Corp (b)	853	11,317
Krafton Inc (b)	719	186,704
NCSoft Corp	340	49,235
Netmarble Corp (b)(d)(e)	457	20,616
Pearl Abyss Corp (b)	633	18,525
SM Entertainment Co Ltd	271	13,745
Wemade Co Ltd (b)	380	9,795
		399,408
Interactive Media & Services - 0.1%
Kakao Corp	6,598	180,835
NAVER Corp	3,262	418,947
SOOP Co Ltd	169	12,851
		612,633
Media - 0.0%
Cheil Worldwide Inc	1,520	21,193
TOTAL COMMUNICATION SERVICES		1,068,295

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	1,578	49,590
Hanon Systems	3,437	11,088
Hanwha Industrial Solutions Co Ltd/ New	700	17,673
HL Mando Co Ltd	679	18,944
Hyundai Mobis Co Ltd	1,359	224,099
Hyundai Wia Corp	378	14,759
		336,153
Automobiles - 0.2%
Hyundai Motor Co	2,953	546,280
Kia Corp	5,454	413,088
		959,368
Broadline Retail - 0.1%
Coupang Inc Class A (b)	25,223	619,225
Lotte Shopping Co Ltd	282	13,148
Shinsegae Inc	149	17,973
		650,346
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	4,682	189,478
Hanjin Kal Corp	786	49,163
Kangwon Land Inc	2,472	31,805
		270,446
Household Durables - 0.0%
Coway Co Ltd	1,269	64,173
LG Electronics Inc	2,353	186,066
		250,239
Specialty Retail - 0.0%
Hotel Shilla Co Ltd	722	26,165
Textiles, Apparel & Luxury Goods - 0.0%
F&F CO Ltd / New	387	20,098
Fila Holdings Corp	831	26,620
Youngone Corp	485	14,855
		61,573
TOTAL CONSUMER DISCRETIONARY		2,554,290

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	213	18,523
E-MART Inc	395	17,729
GS Retail Co Ltd	855	13,839
		50,091
Food Products - 0.0%
CJ CheilJedang Corp	178	41,026
NongShim Co Ltd	74	21,600
Orion Corp/Republic of Korea	543	40,139
		102,765
Personal Care Products - 0.0%
Amorepacific Corp	607	67,972
AMOREPACIFIC Group	698	14,738
Cosmax Inc	183	20,257
LG H&H Co Ltd	202	58,043
		161,010
Tobacco - 0.1%
KT&G Corp	2,131	175,944
TOTAL CONSUMER STAPLES		489,810

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	947	54,925
S-Oil Corp	886	41,110
SK Innovation Co Ltd (b)	1,200	106,537
		202,572
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	5,915	40,540
DGB Financial Group Inc	3,576	21,933
Hana Financial Group Inc	6,268	279,427
Industrial Bank of Korea	6,947	73,579
JB Financial Group Co Ltd	2,288	26,558
KakaoBank Corp	7,441	119,317
KB Financial Group Inc	8,069	494,915
Shinhan Financial Group Co Ltd	10,286	432,814
Woori Financial Group Inc	14,251	167,471
		1,656,554
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	288	28,385
Korea Investment Holdings Co Ltd	896	49,862
Mirae Asset Securities Co Ltd	5,014	32,008
NH Investment & Securities Co Ltd	2,894	29,445
Samsung Securities Co Ltd	1,314	43,386
		183,086
Consumer Finance - 0.0%
Samsung Card Co Ltd	522	16,285
Financial Services - 0.0%
Kakao Pay Corp (b)	584	10,804
Meritz Financial Group Inc	1,725	126,990
		137,794
Insurance - 0.1%
DB Insurance Co Ltd	1,055	89,824
Hanwha Life Insurance Co Ltd	5,993	13,040
Hyundai Marine & Fire Insurance Co Ltd	1,318	32,975
Korean Reinsurance Co	2,326	14,531
Samsung Fire & Marine Insurance Co Ltd	702	183,354
Samsung Life Insurance Co Ltd	1,995	140,968
		474,692
TOTAL FINANCIALS		2,468,411

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	815	202,054
Celltrion Inc	3,440	509,618
Hugel Inc (b)	115	20,882
SK Bioscience Co Ltd (b)	540	22,681
		755,235
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	2,409	156,523
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	786	19,010
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	528	39,511
Samsung Biologics Co Ltd (b)(d)(e)	408	302,215
		341,726
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	418	21,772
Hanall Biopharma Co Ltd (b)	700	20,565
Hanmi Pharm Co Ltd	140	34,125
Sam Chun Dang Pharm Co Ltd (b)	293	31,011
SK Biopharmaceuticals Co Ltd (b)	611	48,177
ST Pharm Co Ltd	204	15,574
Yuhan Corp	1,205	130,277
		301,501
TOTAL HEALTH CARE		1,573,995

Industrials - 0.5%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	631	142,085
Hanwha Systems Co Ltd	1,347	18,260
Korea Aerospace Industries Ltd	1,529	60,396
LIG Nex1 Co Ltd	272	43,512
		264,253
Air Freight & Logistics - 0.0%
Cj Logistics Corp	224	15,811
Hyundai Glovis Co Ltd	952	88,128
		103,939
Commercial Services & Supplies - 0.0%
S-1 Corp	399	17,878
Construction & Engineering - 0.0%
DL E&C Co Ltd	693	15,631
GS Engineering & Construction Corp (b)	1,442	20,051
Hyundai Engineering & Construction Co Ltd	1,631	37,715
KEPCO Engineering & Construction Co Inc	254	12,882
Samsung E&A Co Ltd (b)	3,399	56,694
		142,973
Electrical Equipment - 0.3%
CS Wind Corp	571	29,871
Doosan Enerbility Co Ltd (b)	9,704	131,767
Doosan Fuel Cell Co Ltd (b)	962	13,843
Ecopro BM Co Ltd (b)	1,015	141,979
Ecopro Co Ltd	2,123	142,609
HD Hyundai Electric Co Ltd	477	119,161
L&F Co Ltd (b)	557	47,931
LG Energy Solution Ltd (b)	868	272,777
LS Corp	393	36,708
LS Electric Co Ltd	331	40,980
POSCO Future M Co Ltd	673	127,561
Shinsung Delta Tech Co Ltd	300	10,690
SK IE Technology Co Ltd (b)(d)(e)	551	15,122
Taihan Electric Wire Co Ltd (b)	2,403	21,917
		1,152,916
Industrial Conglomerates - 0.1%
CJ Corp	349	31,461
Doosan Co Ltd	234	30,071
GS Holdings Corp	1,000	32,260
Hanwha Corp	1,077	23,598
LG Corp	2,354	141,171
Lotte Corp	891	16,652
Samsung C&T Corp	1,785	186,487
SK Inc	805	93,501
SK Square Co Ltd (b)	2,048	125,459
		680,660
Machinery - 0.1%
Doosan Bobcat Inc	1,164	35,830
Hanwha Ocean Co Ltd (b)	3,197	74,048
HD Hyundai Heavy Industries Co Ltd (b)	407	56,962
HD Hyundai Infracore Co Ltd	2,555	14,528
HD HYUNDAI MIPO (b)	482	36,434
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	985	140,172
Hyundai Elevator Co Ltd	488	16,834
Hyundai Rotem Co Ltd	1,546	62,826
Rainbow Robotics (b)	161	17,077
Samsung Heavy Industries Co Ltd (b)	15,236	115,860
		570,571
Marine Transportation - 0.0%
HMM Co Ltd	6,394	89,828
Pan Ocean Co Ltd	5,296	16,040
		105,868
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	4,057	69,361
Trading Companies & Distributors - 0.0%
Posco International Corp	1,047	45,326
TOTAL INDUSTRIALS		3,153,745

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	777	11,081
Daejoo Electronic Materials Co Ltd (b)	252	21,398
IsuPetasys Co Ltd	1,096	30,371
LG Display Co Ltd (b)	6,577	54,395
LG Innotek Co Ltd	303	50,080
Lotte Energy Materials Corp	474	14,806
Samsung Electro-Mechanics Co Ltd	1,151	115,625
Samsung SDI Co Ltd	1,118	320,826
SOLUM Co Ltd (b)	852	13,113
		631,695
IT Services - 0.0%
Posco DX Co Ltd	1,143	26,431
Samsung SDS Co Ltd	846	99,225
		125,656
Semiconductors & Semiconductor Equipment - 0.3%
DB HiTek Co Ltd	752	22,977
Eo Technics Co Ltd	149	17,306
Hanmi Semiconductor Co Ltd	1,216	99,844
HPSP Co Ltd	618	14,572
Koh Young Technology Inc	997	7,997
LEENO Industrial Inc	204	29,232
LX Semicon Co Ltd	246	11,992
SK Hynix Inc	12,063	1,596,840
WONIK IPS Co Ltd (b)	632	14,878
		1,815,638
Software - 0.0%
Douzone Bizon Co Ltd	331	13,150
Technology Hardware, Storage & Peripherals - 0.8%
CosmoAM&T Co Ltd (b)	503	47,822
Samsung Electronics Co Ltd	108,496	5,058,836
		5,106,658
TOTAL INFORMATION TECHNOLOGY		7,692,797

Materials - 0.2%
Chemicals - 0.1%
Advanced Nano Products Co Ltd	205	14,625
Cosmochemical Co Ltd (b)	580	10,355
Dongjin Semichem Co Ltd	643	14,137
Enchem Co Ltd (b)	297	40,937
Hansol Chemical Co Ltd	189	19,259
Hanwha Solutions Corp	2,385	46,742
Hyosung Advanced Materials Corp	57	12,511
Hyosung TNC Corp	49	11,795
KCC Corp	82	18,744
Kum Yang Co Ltd (b)	716	28,391
Kumho Petrochemical Co Ltd	357	42,738
LG Chem Ltd	1,035	279,745
Lotte Chemical Corp	378	29,088
OCI Holdings Co Ltd	281	15,105
SKC Co Ltd (b)	386	41,908
Soulbrain Co Ltd	87	14,643
		640,723
Metals & Mining - 0.1%
Hyundai Steel Co	1,899	40,168
Korea Zinc Co Ltd	253	131,969
POSCO Holdings Inc	1,609	469,655
		641,792
TOTAL MATERIALS		1,282,515

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	5,638	87,361
TOTAL KOREA (SOUTH)		20,573,791
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	45,904	71,408
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	30,392	56,733
Gulf Bank KSCP	51,907	51,507
Kuwait Finance House KSCP	217,193	509,285
National Bank of Kuwait SAKP	182,964	529,089
		1,146,614
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	137,014	45,509
Agility Public Warehousing Co KSC	33,831	24,264
		69,773
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	48,942	35,743
TOTAL INDUSTRIALS		105,516

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	14,547	39,875
TOTAL KUWAIT		1,363,413
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	7,177	35,935
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	2,763	175,004
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	902	28,254
ArcelorMittal SA	10,067	263,791
		292,045
TOTAL LUXEMBOURG		502,984
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	45,000	226,046
Sands China Ltd (b)	53,600	134,981

TOTAL MACAU		361,027
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	44,739	72,910
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	68,599	41,923
CELCOMDIGI BHD	74,500	67,210
Maxis Bhd	54,000	51,728
		160,861
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	48,600	49,855
Genting Malaysia Bhd	61,900	36,328
		86,183
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	82,900	42,621
TOTAL CONSUMER DISCRETIONARY		128,804

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	66,800	60,911
Kuala Lumpur Kepong Bhd	12,571	62,619
Nestle Malaysia Bhd	1,400	35,310
PPB Group Bhd	15,900	55,757
QL Resources Bhd	36,750	41,710
SD Guthrie Bhd	82,176	95,458
		351,765
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	87,100	45,414
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	8,000	34,650
TOTAL ENERGY		80,064

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	47,800	57,960
CIMB Group Holdings Bhd	163,071	318,351
Hong Leong Bank Bhd	16,500	86,271
Malayan Banking Bhd	160,658	408,318
Public Bank Bhd	332,600	367,809
RHB Bank Bhd	46,839	70,199
		1,308,908
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	68,600	119,116
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	61,472	120,455
IJM Corp Bhd	52,100	37,020
		157,475
Industrial Conglomerates - 0.0%
Sime Darby Bhd	70,200	41,879
Sunway Bhd	48,000	48,891
		90,770
Marine Transportation - 0.0%
MISC Bhd	30,000	56,748
Transportation Infrastructure - 0.0%
Malaysia Airports Holdings Bhd	25,005	63,430
TOTAL INDUSTRIALS		368,423

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	71,500	50,285
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	63,700	87,127
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	84,400	103,568
TOTAL MATERIALS		190,695

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	62,100	217,467
Gas Utilities - 0.0%
Petronas Gas Bhd	21,200	92,542
Multi-Utilities - 0.0%
YTL Corp Bhd	111,900	68,114
YTL Power International Bhd	57,500	51,037
		119,151
TOTAL UTILITIES		429,160

TOTAL MALAYSIA		3,260,991
MALTA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Kindred Group PLC depository receipt	5,109	64,945
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	446,000	365,815
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	10,200	95,369
Coca-Cola Femsa SAB de CV unit	11,500	101,800
Fomento Economico Mexicano SAB de CV unit	40,900	403,725
		600,894
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	107,100	321,844
Food Products - 0.0%
Gruma SAB de CV Series B	3,890	72,235
Grupo Bimbo SAB de CV	32,700	112,532
		184,767
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	31,500	50,937
TOTAL CONSUMER STAPLES		1,158,442

Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	4,242	23,314
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	1,691	74,709
TOTAL ENERGY		98,023

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	16,800	39,265
Grupo Elektra SAB DE CV (f)	1,175	56,390
Grupo Financiero Banorte SAB de CV	54,300	384,706
Grupo Financiero Inbursa SAB de CV Series O (b)	39,000	88,339
		568,700
Insurance - 0.0%
Qualitas Controladora SAB de CV	4,400	34,407
TOTAL FINANCIALS		603,107

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	69,700	57,026
Grupo Carso SAB de CV Series A1	12,000	74,292
		131,318
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	5,900	49,852
Grupo Aeroportuario del Pacifico SAB de CV Series B	8,490	147,422
Grupo Aeroportuario del Sureste SAB de CV Series B	4,040	114,361
Promotora y Operadora de Infraestructura SAB de CV	4,030	37,930
		349,565
TOTAL INDUSTRIALS		480,883

Materials - 0.1%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV	21,500	21,740
Construction Materials - 0.0%
Cemex SAB de CV unit	331,200	202,858
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	68,400	381,324
Industrias Penoles SAB de CV (b)	3,995	53,025
Ternium SA ADR	1,103	40,711
		475,060
TOTAL MATERIALS		699,658

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	62,200	72,404
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	15,600	51,031
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	19,100	51,557
TOTAL REAL ESTATE		174,992

TOTAL MEXICO		3,580,920
NETHERLANDS - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	72,212	294,934
Entertainment - 0.1%
Universal Music Group NV	16,569	433,466
TOTAL COMMUNICATION SERVICES		728,400

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	2,225	167,924
Heineken NV	5,563	493,829
		661,753
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	20,743	716,485
TOTAL CONSUMER STAPLES		1,378,238

Financials - 0.5%
Banks - 0.3%
ING Groep NV	76,417	1,386,435
Capital Markets - 0.0%
Euronext NV (d)(e)	2,159	234,201
Financial Services - 0.2%
Adyen NV (b)(d)(e)	686	1,074,015
EXOR NV	2,094	224,120
		1,298,135
Insurance - 0.0%
NN Group NV	6,231	310,596
TOTAL FINANCIALS		3,229,367

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	1,301	703,438
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	20,466	670,991
TOTAL HEALTH CARE		1,374,429

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV (b)	5,513	928,497
Trading Companies & Distributors - 0.0%
IMCD NV	1,235	214,322
TOTAL INDUSTRIALS		1,142,819

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	989	648,874
ASML Holding NV	8,808	7,327,028
BE Semiconductor Industries NV	1,780	224,989
		8,200,891
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	3,748	264,762
TOTAL NETHERLANDS		16,318,906
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd	9,719	53,841
Spark New Zealand Ltd	40,083	77,159
		131,000
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (b)	15,347	66,787
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	20,715	161,213
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	12,882	284,392
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Mainfreight Ltd	1,893	85,819
Building Products - 0.0%
Fletcher Building Ltd	17,216	32,265
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	28,791	136,633
TOTAL INDUSTRIALS		254,717

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	3,140	324,410
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	18,352	95,255
Mercury NZ Ltd	15,144	62,055
		157,310
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	28,476	107,459
TOTAL UTILITIES		264,769

TOTAL NEW ZEALAND		1,487,288
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	14,107	180,466
Media - 0.0%
Schibsted ASA A Shares	1,576	50,865
Schibsted ASA B Shares	2,146	64,708
		115,573
TOTAL COMMUNICATION SERVICES		296,039

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	3,803	24,253
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	6,313	28,942
Mowi ASA	9,834	176,823
Orkla ASA	16,608	156,512
Salmar ASA	1,616	84,759
		447,036
Energy - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	1,695	67,359
TGS ASA	4,292	40,366
		107,725
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	6,848	146,785
Equinor ASA	21,844	552,625
Frontline PLC (Norway)	3,232	73,167
SFL Corp Ltd	2,403	27,803
Var Energi ASA	11,831	36,660
		837,040
TOTAL ENERGY		944,765

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	19,827	406,575
SpareBank 1 SMN	2,845	41,372
SpareBank 1 SR-Bank ASA	4,206	54,284
		502,231
Insurance - 0.0%
Gjensidige Forsikring ASA	4,150	77,629
Protector Forsikring ASA	1,408	32,288
Storebrand ASA A Shares	10,217	112,210
		222,127
TOTAL FINANCIALS		724,358

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,931	188,838
Industrial Conglomerates - 0.0%
Aker ASA A Shares	512	26,587
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	23,379	23,926
TOMRA Systems ASA	5,157	75,990
		99,916
Marine Transportation - 0.0%
Golden Ocean Group Ltd	2,659	35,477
TOTAL INDUSTRIALS		350,818

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	3,677	37,160
Materials - 0.0%
Chemicals - 0.0%
Borregaard ASA	2,027	38,108
Metals & Mining - 0.0%
Norsk Hydro ASA	29,736	192,095
TOTAL MATERIALS		230,203

TOTAL NORWAY		3,054,632
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	1,496	270,731
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	5,264	72,854
TOTAL PERU		343,585
PHILIPPINES - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	1,830	48,700
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	9,600	46,053
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	46,119	111,282
BDO Unibank Inc	44,818	126,474
Metropolitan Bank & Trust Co	38,666	54,280
		292,036
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Ayala Corp	5,580	66,922
SM Investments Corp	10,710	182,868
		249,790
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	17,550	126,633
TOTAL INDUSTRIALS		376,423

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	127,600	83,411
SM Prime Holdings Inc	251,700	145,203
		228,614
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	6,510	50,950
TOTAL PHILIPPINES		1,042,776
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	1,535	69,452
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	9,295	84,063
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	23	94,355
TOTAL CONSUMER DISCRETIONARY		178,418

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	1,073	97,766
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	12,695	184,274
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	1,896	45,654
Bank Polska Kasa Opieki SA	3,851	146,976
mBank SA (b)	298	47,801
Powszechna Kasa Oszczednosci Bank Polski SA	18,854	274,213
Santander Bank Polska SA	738	87,107
		601,751
Consumer Finance - 0.0%
KRUK SA	373	43,008
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	12,467	136,298
TOTAL FINANCIALS		781,057

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	4,765	89,852
Construction & Engineering - 0.0%
Budimex SA	272	42,224
TOTAL INDUSTRIALS		132,076

Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	214	45,841
KGHM Polska Miedz SA	2,985	123,580
		169,421
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	18,851	35,263
TOTAL POLAND		1,647,727
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	6,196	121,664
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	9,296	173,844
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	165,212	74,555
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	65,740	300,179
TOTAL PORTUGAL		670,242
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	16,457	52,973
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	14,256	59,710
Qatar Gas Transport Co Ltd	59,440	71,015
		130,725
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	70,140	84,761
Masraf Al Rayan QSC	147,781	100,252
Qatar International Islamic Bank QSC	24,302	73,353
Qatar Islamic Bank QPSC	36,123	211,817
Qatar National Bank QPSC	97,772	455,160
		925,343
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	41,126	147,290
Marine Transportation - 0.0%
Qatar Navigation QSC	22,824	70,710
TOTAL INDUSTRIALS		218,000

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	89,797	40,200
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	47,408	37,148
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	14,325	62,124
TOTAL QATAR		1,466,513
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	12,153	102,619
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	1,150	24
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	183,050	19,165
LUKOIL PJSC (b)(f)	5,452	1,688
Novatek PJSC (b)(f)	14,792	413
Surgutneftegaz Pjsc (b)(f)	146,500	1,794
Tatneft PJSC (b)(f)	23,930	2,978
		26,038
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	163,450	1,005
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	37,350	6,217
GMK Norilskiy Nickel PAO (b)(f)	91,700	6,102
Polyus PJSC (b)(f)	494	1,162
Severstal PAO (b)(f)	2,873	64
		13,545
TOTAL RUSSIA		40,612
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	39,788	463,490
Media - 0.0%
Saudi Research & Media Group (b)	843	64,583
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	8,254	113,093
Mobile Telecommunications Co Saudi Arabia	10,161	29,686
		142,779
TOTAL COMMUNICATION SERVICES		670,852

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	547	30,154
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,068	38,035
Jarir Marketing Co	13,241	46,379
		84,414
TOTAL CONSUMER DISCRETIONARY		114,568

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	9,949	31,613
Nahdi Medical Co	878	30,800
		62,413
Food Products - 0.0%
Almarai Co JSC	5,201	76,530
Saudia Dairy & Foodstuff Co	330	33,181
Savola Group/The (b)	11,936	85,908
		195,619
TOTAL CONSUMER STAPLES		258,032

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	7,751	41,571
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	42,883	996,801
Alinma Bank	26,923	204,538
Bank Al-Jazira	10,733	49,096
Bank AlBilad	13,541	142,218
Banque Saudi Fransi	12,970	111,328
Riyad Bank	30,391	201,883
Saudi Awwal Bank	8,198	75,721
Saudi Investment Bank/The	13,550	47,100
Saudi National Bank/The	65,299	597,045
		2,425,730
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,048	63,359
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	556	30,709
Co for Cooperative Insurance/The	1,533	60,317
		91,026
TOTAL FINANCIALS		2,580,115

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	1,800	20,488
Dallah Healthcare Co	734	31,501
Dr Sulaiman Al Habib Medical Services Group Co	1,823	144,134
Mouwasat Medical Services Co	2,025	53,926
		250,049
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	546	42,616
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	893	26,422
Industrial Conglomerates - 0.0%
Astra Industrial Group	768	34,394
TOTAL INDUSTRIALS		103,432

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	526	39,540
Elm Co	575	178,322
		217,862
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	2,733	28,267
National Industrialization Co (b)	7,514	22,634
SABIC Agri-Nutrients Co	5,144	162,901
Sahara International Petrochemical Co	7,963	62,300
Saudi Aramco Base Oil Co	1,091	38,563
Saudi Basic Industries Corp	19,846	396,243
Saudi Industrial Investment Group	8,426	43,979
Saudi Kayan Petrochemical Co (b)	15,981	35,784
Yanbu National Petrochemical Co	6,127	69,740
		860,411
Construction Materials - 0.0%
Saudi Cement Co	1,770	19,581
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	26,556	345,453
TOTAL MATERIALS		1,225,445

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	11,245	46,762
Emaar Economic City (b)	12,311	28,780
		75,542
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	17,802	79,059
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	2,821	371,932
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	1,667	26,751
TOTAL UTILITIES		477,742

TOTAL SAUDI ARABIA		6,015,210
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (d)	61,800	43,997
Singapore Telecommunications Ltd	153,400	386,708
		430,705
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	7,679	723,976
TOTAL COMMUNICATION SERVICES		1,154,681

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	124,700	84,895
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	5,837	41,538
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	44,402	1,314,527
Oversea-Chinese Banking Corp Ltd	84,485	992,588
United Overseas Bank Ltd	33,500	838,510
		3,145,625
Capital Markets - 0.0%
Singapore Exchange Ltd	17,800	158,161
TOTAL FINANCIALS		3,303,786

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	33,400	121,100
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	47,700	56,041
Grab Holdings Ltd Class A (b)	46,402	176,329
		232,370
Industrial Conglomerates - 0.0%
Keppel Ltd	30,300	156,303
Machinery - 0.0%
Seatrium Ltd	44,784	62,023
Passenger Airlines - 0.0%
Singapore Airlines Ltd	29,350	155,285
Transportation Infrastructure - 0.0%
SATS Ltd	22,223	62,420
TOTAL INDUSTRIALS		789,501

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	5,900	64,451
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	14,307	424,265
TOTAL INFORMATION TECHNOLOGY		488,716

Real Estate - 0.1%
Diversified REITs - 0.0%
Suntec Real Estate Investment Trust	50,300	52,051
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	54,547	41,380
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	77,306	172,025
Frasers Logistics & Commercial Trust (d)	64,600	57,802
Mapletree Industrial Trust	46,570	88,049
Mapletree Logistics Trust	75,685	85,976
		403,852
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	52,220	126,767
City Developments Ltd	10,800	45,376
UOL Group Ltd	10,400	44,990
		217,133
Retail REITs - 0.0%
CapitaLand Integrated Commercial Trust	116,999	192,988
Mapletree Pan Asia Commercial Trust	50,846	58,551
		251,539
TOTAL REAL ESTATE		965,955

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	20,300	87,502
TOTAL SINGAPORE		6,916,574
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	6,329	39,928
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	36,515	194,077
Vodacom Group Ltd	14,470	91,682
		285,759
TOTAL COMMUNICATION SERVICES		325,687

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	3,897	946,174
Woolworths Holdings Ltd/South Africa	19,403	76,489
		1,022,663
Specialty Retail - 0.0%
Foschini Group Ltd/The	7,109	64,274
Mr Price Group Ltd	5,828	91,150
		155,424
TOTAL CONSUMER DISCRETIONARY		1,178,087

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	7,318	187,530
Clicks Group Ltd	5,195	119,361
Shoprite Holdings Ltd	10,428	178,521
		485,412
Food Products - 0.0%
Tiger Brands Ltd	3,369	45,433
TOTAL CONSUMER STAPLES		530,845

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	5,409	53,866
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	18,176	184,564
Capitec Bank Holdings Ltd	1,985	349,782
Nedbank Group Ltd	10,552	182,591
Standard Bank Group Ltd	29,299	410,975
		1,127,912
Financial Services - 0.1%
FirstRand Ltd	116,484	559,986
Remgro Ltd	11,682	106,377
		666,363
Insurance - 0.0%
Discovery Ltd	10,810	107,490
Old Mutual Ltd	93,741	74,331
OUTsurance Group Ltd	15,939	53,543
Sanlam Ltd	38,174	194,433
		429,797
TOTAL FINANCIALS		2,224,072

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	8,162	92,119
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd/The	7,421	125,759
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	12,247	82,261
Metals & Mining - 0.3%
Anglo American Platinum Ltd	1,180	42,448
Anglo American PLC	29,352	954,108
Gold Fields Ltd	19,296	299,240
Harmony Gold Mining Co Ltd	12,291	126,150
Impala Platinum Holdings Ltd	18,759	105,057
Northam Platinum Holdings Ltd	7,907	49,902
Sibanye Stillwater Ltd	60,065	62,055
		1,638,960
Paper & Forest Products - 0.0%
Sappi Ltd	13,269	37,209
TOTAL MATERIALS		1,758,430

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	74,491	60,490
TOTAL SOUTH AFRICA		6,349,355
SPAIN - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	12,870	521,786
Telefonica SA	124,150	607,353
		1,129,139
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	9,916	716,586
Specialty Retail - 0.2%
Industria de Diseno Textil SA	24,689	1,462,243
TOTAL CONSUMER DISCRETIONARY		2,178,829

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	27,350	360,727
Financials - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA	128,374	1,386,731
Banco de Sabadell SA	117,684	250,079
Banco Santander SA	341,625	1,750,442
Bankinter SA	13,956	123,162
CaixaBank SA	86,966	519,008
		4,029,422
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	4,284	197,807
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (d)(e)	1,621	356,553
		356,553
TOTAL INDUSTRIALS		554,360

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	7,359	93,139
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	536	76,073
Endesa SA	6,878	150,292
Iberdrola SA	133,469	2,063,652
Redeia Corp SA	8,883	172,745
		2,462,762
Gas Utilities - 0.0%
Enagas SA	5,118	78,506
Naturgy Energy Group SA	4,019	103,881
		182,387
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	6,539	114,350
TOTAL UTILITIES		2,759,499

TOTAL SPAIN		11,105,115
SWEDEN - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	51,071	165,143
Entertainment - 0.0%
Embracer Group AB B Shares (b)	19,909	51,734
Interactive Media & Services - 0.0%
Hemnet Group AB	1,778	65,442
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	12,275	138,875
TOTAL COMMUNICATION SERVICES		421,194

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (e)	6,967	41,435
Automobiles - 0.0%
Volvo Car AB (b)(c)	12,358	33,974
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	4,232	415,872
Household Durables - 0.0%
Electrolux AB B Shares (b)	5,094	49,426
Leisure Products - 0.0%
Thule Group AB (d)(e)	2,328	70,969
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	13,574	230,959
TOTAL CONSUMER DISCRETIONARY		842,635

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	2,353	66,309
Food Products - 0.0%
AAK AB	3,940	129,189
Household Products - 0.1%
Essity AB B Shares	13,311	415,352
TOTAL CONSUMER STAPLES		610,850

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	36,562	558,914
Svenska Handelsbanken AB A Shares	34,406	353,417
Swedbank AB A1 Shares	19,966	423,271
		1,335,602
Capital Markets - 0.1%
Avanza Bank Holding AB	2,628	65,080
EQT AB	7,872	269,354
Nordnet AB	3,570	85,631
		420,065
Financial Services - 0.2%
Industrivarden AB A Shares	3,351	123,800
Industrivarden AB C Shares	3,471	127,584
Investor AB B Shares	40,034	1,232,061
Kinnevik AB B Shares (b)	5,322	43,275
L E Lundbergforetagen AB B Shares	1,622	92,792
		1,619,512
TOTAL FINANCIALS		3,375,179

Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	5,023	161,732
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	8,095	57,708
Getinge AB B Shares	4,805	103,520
		161,228
Health Care Technology - 0.0%
Sectra AB B Shares	2,942	82,213
TOTAL HEALTH CARE		405,173

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	7,183	153,073
Building Products - 0.2%
Assa Abloy AB B Shares	22,054	742,998
Nibe Industrier AB B Shares	33,955	186,093
		929,091
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	4,479	33,716
Loomis AB	1,565	51,438
Securitas AB B Shares	11,194	142,077
		227,231
Construction & Engineering - 0.0%
Skanska AB B Shares	7,703	160,646
Sweco AB B Shares	4,537	76,883
		237,529
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	2,996	93,427
Lifco AB B Shares	4,649	152,986
		246,413
Machinery - 0.8%
Alfa Laval AB	6,454	309,868
Atlas Copco AB A Shares	57,510	1,114,567
Atlas Copco AB B Shares	35,050	599,821
Epiroc AB A Shares	13,628	295,175
Epiroc AB B Shares	8,546	161,818
Husqvarna AB B Shares	7,589	53,055
Indutrade AB	5,826	181,047
Sandvik AB	23,795	532,464
SKF AB B Shares	8,326	165,604
Trelleborg AB B Shares	3,973	152,647
Volvo AB A Shares	4,478	119,403
Volvo AB B Shares	34,646	914,947
		4,600,416
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	5,628	168,577
Beijer Ref AB B Shares	8,618	141,669
		310,246
TOTAL INDUSTRIALS		6,703,999

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	68,887	520,541
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	46,219	497,829
Lagercrantz Group AB B Shares	4,268	80,436
		578,265
Software - 0.0%
Fortnox AB	10,762	66,760
TOTAL INFORMATION TECHNOLOGY		1,165,566

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	5,847	60,451
Containers & Packaging - 0.0%
Billerud Aktiebolag	4,901	56,220
Metals & Mining - 0.0%
Boliden AB	5,906	200,340
SSAB AB B Shares	13,871	71,022
		271,362
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,055	88,911
Svenska Cellulosa AB SCA B Shares	13,126	191,220
		280,131
TOTAL MATERIALS		668,164

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB (b)	9,379	137,464
Fabege AB	5,489	54,371
Fastighets AB Balder B Shares (b)	14,679	128,956
Sagax AB B Shares	4,628	131,788
Wallenstam AB B Shares	9,748	56,583
Wihlborgs Fastigheter AB	5,792	66,841
		576,003
TOTAL SWEDEN		14,768,763
SWITZERLAND - 3.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	557	363,611
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	11,852	1,882,148
Swatch Group AG/The	628	134,660
		2,016,808
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	22	283,594
Chocoladefabriken Lindt & Spruengli AG	2	254,741
		538,335
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	4,527	272,996
Partners Group Holding AG	476	714,267
UBS Group AG	66,965	2,061,922
		3,049,185
Insurance - 0.4%
Baloise Holding AG	1,007	205,243
Swiss Life Holding AG	643	536,371
Zurich Insurance Group AG	3,209	1,938,750
		2,680,364
TOTAL FINANCIALS		5,729,549

Health Care - 1.1%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,038	372,593
Straumann Holding AG	2,495	408,121
		780,714
Life Sciences Tools & Services - 0.2%
Lonza Group AG	1,632	1,030,859
Pharmaceuticals - 0.8%
Novartis AG	43,329	4,989,005
Sandoz Group AG	9,270	386,309
		5,375,314
TOTAL HEALTH CARE		7,186,887

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	730	475,598
Electrical Equipment - 0.3%
ABB Ltd	35,439	2,056,016
Machinery - 0.1%
Schindler Holding AG	892	261,376
VAT Group AG (d)(e)	598	304,388
		565,764
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,231	335,694
Professional Services - 0.1%
Adecco Group AG	3,704	125,954
SGS SA (b)	3,416	380,771
		506,725
TOTAL INDUSTRIALS		3,939,797

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	3,474	310,150
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	4,581	630,533
Givaudan SA	174	953,932
Sika AG	3,466	1,147,075
		2,731,540
TOTAL SWITZERLAND		22,816,677
TAIWAN - 5.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	88,000	347,046
Entertainment - 0.0%
International Games System Co Ltd	6,000	186,254
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	31,000	88,521
Taiwan Mobile Co Ltd	40,000	144,823
		233,344
TOTAL COMMUNICATION SERVICES		766,644

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	44,000	71,756
Tong Yang Industry Co Ltd	10,000	33,530
		105,286
Automobiles - 0.0%
Yulon Motor Co Ltd	13,560	25,615
Broadline Retail - 0.0%
momo.com Inc	1,801	22,340
Poya International Co Ltd	1,060	17,587
		39,927
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	4,000	64,226
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	7,181	50,642
Merida Industry Co Ltd	5,000	36,206
		86,848
Specialty Retail - 0.0%
Hotai Motor Co Ltd	8,120	181,251
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	4,000	68,633
Feng TAY Enterprise Co Ltd	14,020	68,858
Makalot Industrial Co Ltd	4,287	47,104
Pou Chen Corp	54,000	61,458
Ruentex Industries Ltd	17,561	43,124
		289,177
TOTAL CONSUMER DISCRETIONARY		792,330

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	12,000	111,450
Food Products - 0.1%
Great Wall Enterprise CO Ltd	15,945	25,853
Lien Hwa Industrial Holdings Corp	24,887	48,343
Uni-President Enterprises Corp	101,000	277,279
		351,475
TOTAL CONSUMER STAPLES		462,925

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	36,000	59,730
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	159,328	89,789
CTBC Financial Holding Co Ltd	422,000	457,036
E.Sun Financial Holding Co Ltd	345,492	305,105
Far Eastern International Bank	82,821	36,244
First Financial Holding Co Ltd	245,077	211,413
Hua Nan Financial Holdings Co Ltd	223,193	180,589
King's Town Bank Co Ltd	20,000	35,261
Mega Financial Holding Co Ltd	260,524	322,344
Shanghai Commercial & Savings Bank Ltd/The	104,131	126,545
SinoPac Financial Holdings Co Ltd	269,649	205,868
Taichung Commercial Bank Co Ltd	81,994	47,498
Taishin Financial Holding Co Ltd	280,623	162,562
Taiwan Business Bank	146,305	73,468
Taiwan Cooperative Financial Holding Co Ltd	236,547	192,884
		2,446,606
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	62,538	29,829
Consumer Finance - 0.0%
Yulon Finance Corp	7,233	34,385
Financial Services - 0.1%
Chailease Holding Co Ltd	36,073	185,686
Yuanta Financial Holding Co Ltd	278,207	277,655
		463,341
Insurance - 0.2%
Cathay Financial Holding Co Ltd	213,897	447,821
Fubon Financial Holding Co Ltd	193,186	549,823
KGI Financial Holding Co Ltd	373,000	193,763
Shin Kong Financial Holding Co Ltd (b)	361,453	137,125
		1,328,532
TOTAL FINANCIALS		4,302,693

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	7,000	140,163
Pharmaceuticals - 0.0%
Oneness Biotech Co Ltd	6,878	30,965
TOTAL HEALTH CARE		171,128

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	4,000	40,173
Electrical Equipment - 0.1%
Bizlink Holding Inc	3,070	44,556
Chung-Hsin Electric & Machinery Manufacturing Corp	9,000	48,878
Fortune Electric Co Ltd	4,400	87,133
Shihlin Electric & Engineering Corp	6,000	41,746
Tatung Co Ltd (b)	37,000	57,254
Teco Electric and Machinery Co Ltd	34,000	52,237
Voltronic Power Technology Corp	2,000	127,507
Walsin Lihwa Corp	64,308	70,862
		530,173
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	79,000	95,507
Machinery - 0.0%
Hiwin Technologies Corp	5,479	36,914
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	22,670	143,459
Wan Hai Lines Ltd	31,000	95,646
Wisdom Marine Lines Co Ltd	9,000	21,619
Yang Ming Marine Transport Corp	38,000	82,549
		343,273
Passenger Airlines - 0.0%
China Airlines Ltd	61,000	41,290
Eva Airways Corp	58,562	69,140
		110,430
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	48,000	44,731
TOTAL INDUSTRIALS		1,201,201

Information Technology - 4.0%
Communications Equipment - 0.0%
Accton Technology Corp	10,000	167,491
Wistron NeWeb Corp	8,000	29,216
		196,707
Electronic Equipment, Instruments & Components - 0.6%
AUO Corp	151,600	81,377
Chroma ATE Inc	9,000	105,831
Compeq Manufacturing Co Ltd	22,000	47,307
Delta Electronics Inc	42,000	503,133
E Ink Holdings Inc	19,000	175,267
Elite Material Co Ltd	7,000	98,511
FLEXium Interconnect Inc	6,000	14,846
Foxconn Technology Co Ltd	22,000	45,991
Genius Electronic Optical Co Ltd	2,000	30,602
Gold Circuit Electronics Ltd	7,000	43,636
Hon Hai Precision Industry Co Ltd	249,600	1,473,412
Innolux Corp	163,291	83,026
Largan Precision Co Ltd	2,000	159,935
Lotes Co Ltd	2,045	89,171
Nan Ya Printed Circuit Board Corp	5,000	22,432
Primax Electronics Ltd	9,000	25,671
Simplo Technology Co Ltd	4,000	44,517
Sinbon Electronics Co Ltd	5,000	47,303
Synnex Technology International Corp	27,000	61,628
Taiwan Union Technology Corp	6,000	32,207
Tong Hsing Electronic Industries Ltd	3,640	16,044
Tripod Technology Corp	9,000	55,678
Unimicron Technology Corp	28,000	126,940
Walsin Technology Corp	7,000	23,801
Wpg Holding CO Ltd	34,920	82,454
WT Microelectronics Co Ltd	12,000	39,858
Yageo Corp	8,851	173,604
Zhen Ding Technology Holding Ltd	13,000	46,453
		3,750,635
Semiconductors & Semiconductor Equipment - 3.0%
Alchip Technologies Ltd	2,000	124,359
AP Memory Technology Corp	3,000	28,665
ASE Technology Holding Co Ltd	72,000	340,208
ASMedia Technology Inc	1,000	50,845
ASPEED Technology Inc	1,000	135,535
Chipbond Technology Corp	13,000	27,217
Elan Microelectronics Corp	6,000	26,918
eMemory Technology Inc	1,000	82,801
Faraday Technology Corp	5,154	43,162
Global Unichip Corp	2,000	69,263
Globalwafers Co Ltd	5,000	71,624
Jentech Precision Industrial Co Ltd	2,000	81,541
King Yuan Electronics Co Ltd	24,000	85,005
Kinsus Interconnect Technology Corp	6,000	20,779
Macronix International Co Ltd	38,060	32,113
MediaTek Inc	36,000	1,331,739
Nanya Technology Corp (b)	25,000	37,268
Novatek Microelectronics Corp	12,000	195,699
Parade Technologies Ltd	2,000	47,917
Phison Electronics Corp	3,000	46,658
Powerchip Semiconductor Manufacturing Corp (b)	65,999	44,882
Powertech Technology Inc	15,000	64,698
Radiant Opto-Electronics Corp	9,000	55,111
Realtek Semiconductor Corp	10,000	148,286
Silicon Motion Technology Corp ADR	718	43,611
Sino-American Silicon Products Inc	12,000	66,870
Taiwan Semiconductor Manufacturing Co Ltd	520,000	15,622,649
United Microelectronics Corp	246,000	413,105
Vanguard International Semiconductor Corp	21,000	68,429
Win Semiconductors Corp (b)	9,000	38,677
Winbond Electronics Corp	69,708	46,855
		19,492,489
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	67,000	86,062
Advantech Co Ltd	10,028	101,502
Asia Vital Components Co Ltd	7,000	130,026
Asustek Computer Inc	15,000	261,153
AURAS Technology Co Ltd	2,000	42,313
Catcher Technology CO Ltd	15,000	111,687
Chicony Electronics Co Ltd	15,010	77,500
Compal Electronics Inc	89,000	93,307
Getac Holdings Corp	8,000	28,083
Gigabyte Technology Co Ltd	11,000	89,522
HTC Corp (b)	15,000	22,361
Inventec Corp	67,000	90,914
King Slide Works Co Ltd	1,000	34,631
Lite-On Technology Corp	47,000	147,231
Micro-Star International Co Ltd	15,000	82,171
Pegatron Corp	43,000	139,439
Qisda Corp	34,000	40,141
Quanta Computer Inc	61,000	507,006
Wistron Corp	63,058	200,512
Wiwynn Corp	2,000	107,987
		2,393,548
TOTAL INFORMATION TECHNOLOGY		25,833,379

Materials - 0.2%
Chemicals - 0.2%
China Petrochemical Development Corp (b)	73,479	21,907
Formosa Chemicals & Fibre Corp	87,000	119,011
Formosa Plastics Corp	102,000	171,804
Nan Ya Plastics Corp	120,000	173,788
Taiwan Fertilizer Co Ltd	16,000	29,216
		515,726
Construction Materials - 0.0%
Asia Cement Corp	55,000	82,683
TCC Group Holdings Co Ltd	143,162	152,343
		235,026
Metals & Mining - 0.0%
China Steel Corp	269,000	196,057
TA Chen Stainless Pipe	42,315	46,161
Tung Ho Steel Enterprise Corp	10,370	25,857
		268,075
Paper & Forest Products - 0.0%
YFY Inc	29,000	30,220
TOTAL MATERIALS		1,049,047

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	35,296	50,116
Ruentex Development Co Ltd	39,371	60,675
		110,791
TOTAL TAIWAN		34,749,868
THAILAND - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	57,977	20,170
True Corp PCL depository receipt (b)	302,203	105,137
		125,307
Media - 0.0%
VGI PCL warrants (b)	9,600	27
VGI PCL warrants 5/23/2027 (b)	9,690	27
		54
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	3,200	25,844
Advanced Info Service PCL depository receipt	20,400	164,756
Intouch Holdings PCL depository receipt	19,300	55,455
		246,055
TOTAL COMMUNICATION SERVICES		371,416

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	17,200	13,357
Broadline Retail - 0.0%
Central Retail Corp Pcl	6,541	6,299
Central Retail Corp Pcl depository receipt	50,300	48,436
		54,735
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	199,200	23,389
Central Plaza Hotel PCL depository receipt	13,300	16,835
Minor International PCL	4,710	4,133
Minor International PCL depository receipt	54,338	47,683
		92,040
Specialty Retail - 0.0%
Home Product Center PCL	9,000	2,907
Home Product Center PCL depository receipt	77,100	24,908
PTT Oil & Retail Business PCL depository receipt	67,500	36,902
Siam Global House PCL depository receipt	51,677	25,523
		90,240
TOTAL CONSUMER DISCRETIONARY		250,372

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL	1,900	4,662
Carabao Group PCL depository receipt	9,300	22,822
Osotspa PCL depository receipt	32,100	23,033
Thai Beverage PCL	186,000	77,425
		127,942
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	20,400	15,652
CP ALL PCL	10,000	20,346
CP ALL PCL depository receipt	87,500	178,028
		214,026
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	72,900	54,347
Thai Union Group PCL	2,200	998
Thai Union Group PCL depository receipt	44,800	20,317
		75,662
TOTAL CONSUMER STAPLES		417,630

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Banpu PCL depository receipt	82,400	18,045
IRPC PCL	44,000	2,392
IRPC PCL depository receipt	210,800	11,459
PTT Exploration & Production PCL	9,700	39,471
PTT Exploration & Production PCL depository receipt	22,000	89,523
PTT PCL	22,700	23,974
PTT PCL depository receipt	165,500	174,790
Thai Oil PCL	3,254	5,180
Thai Oil PCL depository receipt	16,422	26,143
		390,977
Financials - 0.1%
Banks - 0.1%
Bangkok Bank PCL depository receipt	12,300	57,502
Kasikornbank Pcl depository receipt	24,800	115,553
Kiatnakin Phatra Bank PCL	1,900	3,010
Kiatnakin Phatra Bank PCL depository receipt	5,600	8,871
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	342	14
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	158	7
Krung Thai Bank PCL	9,800	6,271
Krung Thai Bank PCL depository receipt	66,800	42,745
SCB X PCL	6,050	20,484
SCB X PCL depository receipt	12,300	41,646
Thanachart Capital PCL depository receipt	10,800	16,942
Tisco Financial Group PCL	2,000	5,995
Tisco Financial Group PCL depository receipt	7,000	20,983
TMBThanachart Bank PCL	220,872	13,516
TMBThanachart Bank PCL depository receipt	810,256	49,582
		403,121
Capital Markets - 0.0%
Bangkok Commercial Asset Management PCL depository receipt	29,600	8,872
Consumer Finance - 0.0%
JMT Network Services PCL depository receipt	13,376	7,520
JMT Network Services PCL warrants 12/27/2024 (b)	432	4
Krungthai Card PCL	3,600	5,452
Krungthai Card PCL depository receipt	21,800	33,012
Muangthai Capital PCL depository receipt	15,000	23,064
Ngern Tid Lor PCL depository receipt	31,475	17,990
Srisawad Corp PCL depository receipt	15,840	21,280
		108,322
Insurance - 0.0%
Thai Life Insurance PCL	42,000	14,090
Thai Life Insurance PCL depository receipt	1,600	537
		14,627
TOTAL FINANCIALS		534,942

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	24,400	13,643
Bangkok Dusit Medical Services PCL depository receipt	102,900	95,890
Bumrungrad Hospital Pcl	100	835
Bumrungrad Hospital Pcl depository receipt	8,500	71,025
Chularat Hospital PCL depository receipt	114,000	9,632
		191,025
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	127,100	17,766
BTS Group Holdings PCL rights 10/24/2024 (b)	28,244	0
		17,766
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	28,429
Airports of Thailand PCL depository receipt	79,200	157,450
Bangkok Expressway & Metro PCL	53,200	13,468
Bangkok Expressway & Metro PCL depository receipt	109,600	27,747
		227,094
TOTAL INDUSTRIALS		244,860

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	96,400	320,405
Hana Microelectronics PCL depository receipt	13,200	16,709
KCE Electronics PCL depository receipt	11,100	13,360
		350,474
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	44,500	34,143
PTT Global Chemical PCL depository receipt	36,500	34,014
		68,157
Construction Materials - 0.0%
Siam Cement PCL/The	500	3,743
Siam Cement PCL/The depository receipt	6,100	45,665
		49,408
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	27,200	24,502
TOTAL MATERIALS		142,067

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	30,000	62,436
Land & Houses PCL depository receipt	83,200	16,540
WHA Corp PCL depository receipt	153,000	25,902
		104,878
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
B Grimm Power PCL	2,800	2,087
B Grimm Power PCL depository receipt	21,500	16,029
Electricity Generating PCL depository receipt	4,900	18,798
Energy Absolute PCL	7,600	2,112
Energy Absolute PCL depository receipt	28,500	7,923
Global Power Synergy PCL	1,646	2,454
Global Power Synergy PCL depository receipt	14,400	21,471
Gulf Energy Development PCL	20,100	35,588
Gulf Energy Development PCL depository receipt	105,600	186,973
Ratch Group PCL depository receipt	11,200	11,220
		304,655
TOTAL THAILAND		3,303,296
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	25,206	70,169
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	23	7,264
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,560	41,877
Tofas Turk Otomobil Fabrikasi AS	2,646	16,674
		58,551
Household Durables - 0.0%
Arcelik AS	4,591	19,372
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	22,565	9,977
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	34,284	9,243
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	6,447	17,005
		26,248
TOTAL CONSUMER DISCRETIONARY		121,412

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	24,413
Coca-Cola Icecek AS	18,722	31,206
		55,619
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	9,960	144,533
Migros Ticaret AS	1,953	25,699
Sok Marketler Ticaret AS	6,783	9,568
		179,800
Food Products - 0.0%
Kayseri Seker Fabrikasi AS	5,492	3,436
Ulker Biskuvi Sanayi AS (b)	4,184	17,129
		20,565
TOTAL CONSUMER STAPLES		255,984

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	17,635	80,034
Financials - 0.1%
Banks - 0.1%
Akbank TAS	66,434	119,668
Haci Omer Sabanci Holding AS	30,067	85,592
Turkiye Is Bankasi AS Class C	193,575	79,587
Yapi ve Kredi Bankasi AS	58,250	52,666
		337,513
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	10,283	10,554
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS (b)	131	7,562
Turkiye Sinai Kalkinma Bankasi AS (b)	24,772	8,504
		16,066
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi (b)	3,624	8,483
Turkiye Sigorta AS	19,211	6,972
		15,455
TOTAL FINANCIALS		379,588

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	2,025	19,363
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	24,911	43,160
Building Products - 0.0%
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	4,205	4,820
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	38,185	50,582
Kontrolmatik Enerji Ve Muhendislik AS	5,157	6,650
Tekfen Holding AS (b)	4,598	6,992
		64,224
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	4,265	9,722
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	1,676	4,146
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	10,746	7,554
		21,422
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	2,676	24,395
Alarko Holding AS	2,905	8,019
Bera Holding AS	14,379	6,282
KOC Holding AS	27,124	149,273
Turkiye Sise ve Cam Fabrikalari AS	29,468	37,139
		225,108
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S.	775	9,983
Turk Traktor ve Ziraat Makineleri AS	577	11,912
		21,895
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	4,618	32,315
Turk Hava Yollari AO (b)	15,024	125,210
		157,525
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	3,798	27,732
TOTAL INDUSTRIALS		565,886

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS	4,286	5,402
Technology Hardware, Storage & Peripherals - 0.0%
Reeder Teknoloji Sanayi VE Ticaret AS	4,993	3,740
TOTAL INFORMATION TECHNOLOGY		9,142

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	22,661	2,962
Hektas Ticaret TAS rights 10/2/2024 (b)	22,661	5,362
Petkim Petrokimya Holding AS (b)	24,767	16,411
Politeknik Metal Sanayi ve Ticaret AS (b)	15	2,929
Sasa Polyester Sanayi AS	172,000	21,628
		49,292
Construction Materials - 0.0%
Nuh Cimento Sanayi AS	1,475	11,268
Oyak Cimento Fabrikalari AS (b)	7,265	14,127
		25,395
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	995	13,784
Eregli Demir ve Celik Fabrikalari TAS	39,069	61,122
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	14,750	11,602
Koza Altin Isletmeleri AS (b)	21,586	14,657
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	4,018	8,066
		109,231
TOTAL MATERIALS		183,918

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	38,961	13,694
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	5,058	8,763
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS	6,380	7,153
TOTAL UTILITIES		15,916

TOTAL TURKEY		1,715,106
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	77,415	389,915
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	64,067	46,222
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	63,690	62,597
TOTAL CONSUMER DISCRETIONARY		108,819

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	65,343	149,791
Abu Dhabi Islamic Bank PJSC	31,785	110,073
Dubai Islamic Bank PJSC	64,397	110,453
Emirates NBD Bank PJSC	54,423	300,782
First Abu Dhabi Bank PJSC	98,340	367,867
		1,038,966
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	70,429	72,672
Multiply Group PJSC (b)	81,779	52,544
		125,216
Passenger Airlines - 0.0%
Air Arabia PJSC	50,683	37,808
Transportation Infrastructure - 0.0%
Salik Co PJSC	40,678	45,739
TOTAL INDUSTRIALS		208,763

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	81,267	166,382
Emaar Development PJSC	17,317	41,158
Emaar Properties PJSC	137,686	326,873
		534,413
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	197,778	137,307
TOTAL UNITED ARAB EMIRATES		2,418,183
UNITED KINGDOM - 7.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC	124,493	246,166
Interactive Media & Services - 0.1%
Auto Trader Group PLC (d)(e)	19,934	231,736
Rightmove PLC	17,807	146,985
		378,721
Media - 0.1%
Informa PLC	29,508	323,575
ITV PLC	79,566	85,154
WPP PLC	23,328	238,959
		647,688
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	495,276	496,364
TOTAL COMMUNICATION SERVICES		1,768,939

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
B&M European Value Retail SA	20,655	114,656
Next PLC	2,849	372,594
		487,250
Distributors - 0.0%
Inchcape PLC	9,008	95,924
Diversified Consumer Services - 0.0%
Pearson PLC	14,792	201,088
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	38,856	1,245,712
Entain PLC	14,010	142,952
Flutter Entertainment PLC (United Kingdom) (b)	3,869	909,095
InterContinental Hotels Group PLC	3,729	406,089
Whitbread PLC	3,988	167,097
		2,870,945
Household Durables - 0.1%
Barratt Developments PLC	21,113	135,123
Bellway PLC	2,545	105,954
Berkeley Group Holdings PLC	2,427	153,511
Persimmon PLC	6,996	153,722
Taylor Wimpey PLC	77,361	170,170
		718,480
Leisure Products - 0.0%
Games Workshop Group PLC	726	104,342
Specialty Retail - 0.0%
JD Sports Fashion PLC	54,994	113,264
Kingfisher PLC	40,715	175,716
		288,980
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	8,015	75,161
TOTAL CONSUMER DISCRETIONARY		4,842,170

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	4,559	359,021
Diageo PLC	48,256	1,685,578
		2,044,599
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	39,061	154,266
Marks & Spencer Group PLC	45,008	224,610
Ocado Group PLC (b)	15,594	80,120
Tesco PLC	153,271	735,902
		1,194,898
Food Products - 0.0%
Associated British Foods PLC	7,295	227,539
Tate & Lyle PLC	8,671	79,119
		306,658
Household Products - 0.2%
Reckitt Benckiser Group PLC	16,120	986,289
Personal Care Products - 0.6%
Unilever PLC	55,093	3,571,861
Tobacco - 0.3%
British American Tobacco PLC	46,951	1,709,886
Imperial Brands PLC	19,200	558,510
		2,268,396
TOTAL CONSUMER STAPLES		10,372,701

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	5,185	83,772
Financials - 1.8%
Banks - 1.1%
Barclays PLC	304,526	914,973
HSBC Holdings PLC	410,400	3,681,708
Lloyds Banking Group PLC	1,357,879	1,067,691
NatWest Group PLC	117,387	543,426
Standard Chartered PLC	46,041	488,310
		6,696,108
Capital Markets - 0.5%
3i Group PLC	21,265	942,008
abrdn plc	40,202	87,797
Hargreaves Lansdown PLC	7,786	116,014
IG Group Holdings PLC	8,210	101,037
Intermediate Capital Group PLC	6,407	190,847
London Stock Exchange Group PLC	8,818	1,207,282
Man Group Plc/Jersey	25,602	72,496
Schroders PLC	20,091	93,797
St James's Place PLC	12,026	118,014
		2,929,292
Financial Services - 0.0%
M&G PLC	51,737	143,458
Wise PLC Class A (b)	10,340	92,829
		236,287
Insurance - 0.2%
Admiral Group PLC	5,804	216,029
Aviva PLC	58,667	379,311
Beazley PLC	14,530	147,831
Hiscox Ltd	7,694	117,883
Legal & General Group PLC	130,141	393,744
Phoenix Group Holdings PLC	20,826	155,783
		1,410,581
TOTAL FINANCIALS		11,272,268

Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (d)(e)	35,151	106,679
Smith & Nephew PLC	18,063	280,354
		387,033
Pharmaceuticals - 0.8%
Astrazeneca PLC	33,894	5,280,226
TOTAL HEALTH CARE		5,667,259

Industrials - 1.2%
Aerospace & Defense - 0.5%
BAE Systems PLC	66,716	1,107,624
Melrose Industries PLC	28,958	176,426
Rolls-Royce Holdings PLC (b)	182,762	1,293,498
		2,577,548
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	55,495	271,363
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	59,000	334,513
DCC PLC	2,220	151,221
Smiths Group PLC	7,549	169,254
		654,988
Machinery - 0.1%
IMI PLC	5,662	137,165
Spirax Group PLC	1,655	166,281
Weir Group PLC/The	5,733	166,018
		469,464
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	54,322	149,173
Professional Services - 0.3%
Intertek Group PLC	3,536	243,936
RELX PLC	41,889	1,977,845
		2,221,781
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	9,859	762,652
Bunzl PLC	7,242	342,169
Diploma PLC	2,932	173,810
Howden Joinery Group PLC	11,989	145,380
RS GROUP PLC	10,403	112,657
		1,536,668
TOTAL INDUSTRIALS		7,880,985

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	8,431	293,970
Spectris PLC	2,223	81,077
		375,047
Software - 0.0%
Sage Group PLC/The	21,997	301,294
TOTAL INFORMATION TECHNOLOGY		676,341

Materials - 0.1%
Chemicals - 0.1%
Croda International PLC	3,184	179,511
Johnson Matthey PLC	4,130	83,984
		263,495
Containers & Packaging - 0.0%
DS Smith PLC	30,399	187,684
TOTAL MATERIALS		451,179

Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	20,381	118,639
Land Securities Group PLC	16,616	144,619
		263,258
Industrial REITs - 0.1%
Segro PLC	29,445	344,063
Tritax Big Box REIT PLC	50,450	107,312
		451,375
Office REITs - 0.0%
Derwent London PLC	2,453	78,774
Residential REITs - 0.0%
UNITE Group PLC/The	8,739	109,826
TOTAL REAL ESTATE		903,233

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	24,346	612,905
Multi-Utilities - 0.3%
Centrica PLC	121,114	188,884
National Grid PLC	104,857	1,449,439
		1,638,323
Water Utilities - 0.0%
Severn Trent PLC	5,993	211,686
United Utilities Group PLC	14,931	209,337
		421,023
TOTAL UTILITIES		2,672,251

TOTAL UNITED KINGDOM		46,591,098
UNITED STATES - 5.9%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	3,188	1,174,874
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	48,824	674,355
Consumer Staples - 1.1%
Food Products - 1.0%
JBS S/A	14,200	82,447
Nestle SA	57,390	5,767,261
		5,849,708
Personal Care Products - 0.1%
Haleon PLC	156,727	820,074
TOTAL CONSUMER STAPLES		6,669,782

Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	10,126	160,719
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	360,781	1,881,667
DHT Holdings Inc	2,905	32,042
Shell PLC	138,364	4,488,769
		6,402,478
TOTAL ENERGY		6,563,197

Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	6,322	871,717
Health Care - 2.2%
Biotechnology - 0.3%
CSL Ltd	10,543	2,086,667
Legend Biotech Corp ADR (b)	1,282	62,472
		2,149,139
Health Care Equipment & Supplies - 0.2%
Alcon Inc	10,806	1,076,578
Inmode Ltd (b)	1,570	26,612
		1,103,190
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	1,822	523,479
QIAGEN NV	5,003	225,381
		748,860
Pharmaceuticals - 1.6%
Bausch Health Cos Inc (b)	6,633	54,125
GSK PLC	89,844	1,829,315
Roche Holding AG	15,606	4,994,189
Roche Holding AG	607	207,557
Sanofi SA	24,329	2,801,225
		9,886,411
TOTAL HEALTH CARE		13,887,600

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	17,029	69,107
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	4,978	198,575
Waste Connections Inc	5,626	1,005,646
		1,204,221
Construction & Engineering - 0.0%
Ferrovial SE	10,996	472,227
Electrical Equipment - 0.5%
Schneider Electric SE	11,784	3,106,356
Professional Services - 0.2%
Experian PLC	20,405	1,072,395
TOTAL INDUSTRIALS		5,924,306

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Flex Ltd (b)	8,822	294,919
IT Services - 0.0%
Globant SA (b)	948	187,837
Software - 0.1%
CyberArk Software Ltd (b)	928	270,615
Monday.com Ltd (b)	560	155,551
Sinch AB (b)(d)(e)	15,066	45,305
		471,471
TOTAL INFORMATION TECHNOLOGY		954,227

Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	11,533	1,129,460
James Hardie Industries PLC depository receipt (b)	9,666	384,104
		1,513,564
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	2,896	94,559
TOTAL UNITED STATES		38,328,181
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd	15,595	212,630
TOTAL COMMON STOCKS (Cost $522,473,773)		634,855,901

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	9,898	78,082
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (d)(e)	1,981	158,310
Porsche Automobil Holding SE	3,359	153,899
Volkswagen AG (h)	4,003	425,169
		737,378
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	3,548	333,334
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	584	163,950
TOTAL GERMANY		1,234,662
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	495	63,762
Hyundai Motor Co Series 2	757	100,667
		164,429
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	17,580	678,420
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	162	29,784
TOTAL KOREA (SOUTH)		872,633
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegaz Pjsc (b)(f)	105,000	1,828
Transneft PJSC (b)(f)	2,400	6,968
		8,796
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	15,430	95
TOTAL RUSSIA		8,891
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,736,408)		2,194,268

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (j) (Cost $486,518)	5.08	490,000	486,787

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.89	7,533,884	7,535,390
Fidelity Securities Lending Cash Central Fund (k)(l)	4.89	6,130,795	6,131,408
TOTAL MONEY MARKET FUNDS (Cost $13,666,798)			13,666,798

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $539,363,497)	651,203,754
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,953,674)
NET ASSETS - 100.0%	648,250,080

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	58	Dec 2024	3,400,830	140,009	140,009
ICE MSCI EAFE Index Contracts (United States)	54	Dec 2024	6,717,060	95,837	95,837
TME S&P/TSX 60 Index Contracts (Canada)	3	Dec 2024	640,793	10,049	10,049

TOTAL FUTURES CONTRACTS					245,895
The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,999,395 or 1.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,635,494 or 1.7% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $351,679.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	18,828,567	78,125,543	89,418,348	621,686	(372)	-	7,535,390	0.0%
Fidelity Securities Lending Cash Central Fund	3,602,272	47,115,125	44,585,989	34,244	-	-	6,131,408	0.0%
Total	22,430,839	125,240,668	134,004,337	655,930	(372)	-	13,666,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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